UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund®

[photo of a Moorish style entryway and wall]
Semi-annual report for the six months ended March 31, 2011

Capital World Bond Fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011:
	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	2.29%	5.82%	7.52%

The total annual fund operating expense ratio was 0.88% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details.

Results for other share classes can be found on page 39.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a Moorish style entryway and wall]
The first six months of Capital World Bond Fund’s current fiscal year were marked by strengthening economic recovery, which drove many bond prices lower. Yet the bond market has stabilized in recent months as concerns about the strength of the recovery lingered.

For the six months ended March 31, 2011, the fund produced a total return of –0.03%. This includes a decline of 47 cents, or 2.23%, in the fund’s share price. Shareholders received dividends totaling 45.7 cents a share during the period, representing an income return of 2.2%, equivalent to 4.4% annualized.

The fund’s six-month total return slightly surpassed that of the unmanaged Barclays Capital Global Aggregate Index, which fell 0.10% during the same period. The fund’s peer group, the Lipper Global Income Funds Index, gained 1.80% for the period.

As you can see in the table below, Capital World Bond Fund continues to sustain its advantage over its peers over longer periods.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2011, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime1
Capital World Bond Fund
(Class A shares)	6.25%	6.63%	7.93%	7.34%

Barclays Capital Global
Aggregate Index2	7.15	6.95	7.02	7.30

Lipper Global Income Funds Index3	7.81	6.46	6.63	—

1 Since August 4, 1987.
2 The Barclays Capital Global Aggregate Index began on December 31, 1989. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index was used. The indexes are unmanaged and their results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

3 This index did not exist prior to December 30, 1988, and its results do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

The global economy
The economic recovery has strengthened and become both more broad-based and sustainable. The efforts of many governments and central banks to provide fiscal and monetary stimulus appear to have worked, and that stimulus is being withdrawn carefully in some countries. While this does not yet include the United States, we expect this stimulus to be withdrawn as conditions improve.

Developing markets have seen the fastest recovery, and some countries — China and India most notably — have raised interest rates to help manage growth and stem inflation. Among developed nations, Australia has likewise seen its central bank raise rates.

In the United States, the Federal Reserve has kept the nation’s benchmark rate steady, between zero and 0.25%. The Fed plans to end its Treasury bond buyback program this summer. The dollar has weakened during the period, and its future path currently appears particularly uncertain.

Some European economies continue to wrestle with debt problems. Greece and Ireland have already accepted bailout packages, while as of this writing, Portugal is in negotiations for a similar rescue package and Spain has taken several austerity measures to forestall the need for aid. Other European nations, most importantly Germany, Belgium, the Netherlands, Luxembourg and the Scandinavian countries, have enjoyed a more robust recovery.

Japan continues to reel from the effects of the tragic earthquake and tsunami that struck in March, as well as its nuclear containment crisis. Prior to this, the country’s economic recovery could be characterized as lackluster; it remains to be seen how much reconstruction will cost, and how Japan will finance it.

Global bond markets
During the fourth quarter of calendar year 2010, most bonds declined to some degree in the face of improving economic conditions and a renewed appetite for riskier investments such as equities. Such a selloff was generally expected as economic growth improved, and some investors were attracted to higher yields, softening the drop in some asset classes.

This scenario changed during the first quarter of 2011, with most bond markets rallying in the face of rising oil prices, unrest in the Middle East and the natural disasters in Japan. Concerns that the sharp rise in energy prices could slow economic growth helped support bond prices, keeping yields in check.

Overall, corporate debt, which made up 25.6% of the fund’s portfolio, continued to outperform Treasuries and other forms of sovereign debt. Developing-markets debt provided stronger returns than bonds from developed nations. The weakness in the dollar compared to other major currencies aided returns from overseas holdings.

The fund’s positioning
While there are reasons to be optimistic about the strength of the ongoing recovery, there remains a chance that the recovery could experience other pauses in the short- to medium-term. Thus, the fund seeks to be positioned conservatively as its portfolio counselors work to determine the global economy’s course amid conflicting trends.

As always, we believe our in-depth research will allow us to identify investments with the greatest potential for long-term appreciation, and we monitor currency fluctuations and interest rate differentials that may aid our shareholders. We continue to search for potential investments, enjoying the diversity in both geography and asset classes that allows us to build a flexible portfolio designed to weather a variety of economic environments. As of March 31, 2011, the fund was invested in more than 390 issuers denominated in 27 currencies from 53 countries in pursuit of its objective.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Mark H. Dalzell

Mark H. Dalzell
President

May 12, 2011

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 2.91%. The fund’s distribution rate for Class A shares as of that date was 3.71%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Portfolio summary as of March 31, 2011
unaudited

[begin pie chart]
Portfolio by type of security	(percent of net assets)
Bonds & notes of governments & government agencies outside the U.S.	50.8%
Corporate bonds & notes of issuers outside the U.S.	14.2
U.S. corporate bonds & notes	11.4
Mortgage- and asset-backed obligations	9.4
U.S. Treasury bonds & notes	7.8
Bonds & notes of U.S. government agencies & other securities	0.8
Short-term securities & other assets less liabilities	5.6
[end pie chart]

Where the fund’s assets are invested …

… and how those markets have done over the past six months
as of March 31, 2011
					Bond market total returns1
					six months ended
	Capital World Bond Fund				March 31, 2011

Currency weighting	Before forward		After forward		In local		In U.S.
by country:	contracts		contracts		currency		dollars

United States2	42.9%		48.9%		−0.9%		−0.9%
EMU3	19.2		9.6		−3.7		0.2
Japan	6.5		10.8		−1.4		−0.6
South Korea	4.0		4.0		0.7		4.7
Poland	4.0		4.0		0.5		3.0
Malaysia	3.6		3.6		0.1		2.0
United Kingdom	3.1		1.5		−2.5		−0.8
Sweden	2.8		2.8		−2.1		4.4
Mexico	1.8		1.8		−3.7		1.4
Turkey	1.7		1.7		2.5	4	−4.0	4
Canada	1.6		1.6		−1.4		4.0
Israel	1.4		1.3		—	5	—	5
Hungary	0.9		0.9		2.3		11.6
Singapore	0.8		1.3		−0.7		3.6
Brazil	0.8		0.8		3.7	4	8.0	4
Norway	0.7		0.7		−1.0		4.8
Indonesia	0.7		0.7		−0.1	4	2.4	4
Denmark	0.7		0.7		−4.1		−0.5
Philippines	0.6		0.6		2.6	4	3.8	4
South Africa	0.5		0.5		−1.1		2.4
Australia	0.5		1.0		1.7		8.6
Colombia	0.5		0.5		−0.9	4	−4.6	4
Egypt	0.4		0.4		−5.1	4	−9.4	4
Thailand	0.2		0.2		−2.1		−1.7
Argentina	0.1		0.1		9.8	4	7.3	4
Russian Federation	—	6	—	6	3.4	4	11.3	4
Dominican Republic	—	6	—	6	—	5	—	5

1Source: Barclays Capital Global Aggregate Index.
2Includes U.S. dollar-denominated debt of other countries, totaling 14.4%.
3Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated bonds include corporate and European government debt.

4Source: JP Morgan GBI–EM Broad Diversified Index.
5This market is not included in the Barclays Capital Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.
6Amount less than 0.1%.

Summary investment portfolio March 31, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See page 41 for details on how to obtain a complete schedule of portfolio holdings.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.29%	(000)	(000)	assets

Euros - 19.24%
German Government:
Series 7, 4.00% 2018	€105,100	US$ 157,728
Series 8, 4.25% 2018	115,540	175,991
3.75% 2019	76,965	113,451
Series 9, 3.25% 2020	111,415	157,862
6.25% 2024	38,396	69,003
1.50%-6.25% 2013-2040 (1)	99,726	156,695	7.11
Italian Government:
4.50% 2019	50,550	71,799
1.85%-5.00% 2012-2040 (1)	83,989	118,921	1.63
Deutsche Genossenschaftsbank-Hypothekenbank AG:
Series 1043, 4.00% 2016 (2)	60,700	88,709
Series 944, 4.50% 2013 (2)	25,500	37,587	1.08
Netherlands Government Eurobond 4.50% 2017	31,235	47,637	.41
French Government:
B.T.A.N. Eurobond 4.50% 2013	33,000	49,258
O.A.T. Eurobond 4.00% 2018	32,865	48,504	.84
Spanish Government 4.30% 2019	34,800	47,267	.40
Dexia Municipal Agency 4.50% 2017 (2)	35,000	50,233	.43
Canadian Government 3.50% 2020	7,000	10,063	.09
Other securities		847,630	7.25
		2,248,338	19.24

Japanese yen - 6.45%
Japanese Government:
Series 248, 0.70% 2013	¥8,425,100	102,280
Series 269, 1.30% 2015	25,468,400	316,986
Series 14, 1.20% 2017 (1)	4,213,820	51,318
Series 296, 1.50% 2018	3,781,850	47,552
Series 310, 1.00% 2020	4,170,050	49,371
Series 21, 2.30% 2035	3,825,000	47,387
0.50%-2.40% 2012-2038 (1)	9,577,245	120,974	6.30
Other securities		17,962	.15
		753,830	6.45

South Korean won - 4.04%
South Korean Government:
Series 1303, 5.25% 2013	KRW 91,566,430	86,003
Series 1309, 5.75% 2013	55,000,000	52,541
4.75% 2014	46,600,000	43,454
5.00% 2014	79,326,500	74,621
5.25% 2015	67,301,860	64,501
5.50% 2017	60,243,100	58,848
5.75% 2018	45,000,000	44,604
4.25%-4.50% 2014-2015	51,679,000	47,617	4.04
		472,189	4.04

Polish zloty - 3.97%
Polish Government:
Series 0414, 5.75% 2014	PLN 742,150	264,650
Series 1017, 5.25% 2017	527,320	178,761
Series 1013, 5.00% 2013	58,200	20,436	3.97
		463,847	3.97

Malaysian ringgits - 3.56%
Malaysian Government:
Series 509, 3.21% 2013	MYR 176,250	58,191
Series 204, 5.094% 2014	270,215	93,592
Series 0110, 3.835% 2015	277,425	92,599
Series 0207, 3.814% 2017	159,605	52,903
Series 0210, 4.012% 2017	142,845	47,679
3.702%-4.24% 2013-2018	212,370	70,908	3.56
		415,872	3.56

British pounds - 3.04%
United Kingdom 0.66%-6.00% 2011-2046 (1)	£149,609	260,129	2.23
Other securities		95,457	.81
		355,586	3.04

Swedish kronor - 2.81%
Swedish Government:
Series 1049, 4.50% 2015	SKr 1,080,850	181,720
3.50%-6.75% 2012-2028 (1) (2)	595,291	110,500	2.50
Other securities		36,110	.31
		328,330	2.81

Mexican pesos - 1.79%
United Mexican States Government:
Series M10, 7.75% 2017	MXN 1,100,400	95,724
4.00%-10.00% 2012-2040 (1)	1,243,724	112,578	1.78
Other securities		1,101	.01
		209,403	1.79

Canadian dollars - 1.63%
Canadian Government:
2.00% 2014	$ C 62,180	63,362
4.25%-5.25% 2012-2021 (1)	37,240	43,654	.92
Other securities		83,416	.71
		190,432	1.63

Turkish liras - 1.43%
Turkey (Republic of):
10.00% 2012 (1)	TRY 107,944	75,376
10.00%-16.00% 2012-2015	135,745	91,646	1.43
		167,022	1.43

Israeli shekels - 1.40%
Israeli Government:
5.50% 2017	ILS 282,395	83,530
Series 12, 5.00% 2020	168,000	47,415
4.50%-6.50% 2015-2016 (1)	105,866	32,414	1.40
		163,359	1.40

Hungarian forints - 0.93%
Hungarian Government 5.50%-8.00% 2014-2019	HUF 20,474,520	108,317	.93

Singapore dollars - 0.81%
Singapore (Republic of) 3.75% 2016	$ S 105,610	94,110	.81

Norwegian kroner - 0.73%
Norwegian Government 5.00% 2015	NKr 250,000	48,136	.41
Other securities		37,728	.32
		85,864	.73

Colombian pesos - 0.47%
Colombia (Republic of) Global 12.00% 2015	COP 60,580,000	41,453	.35
Other securities		13,858	.12
		55,311	.47

U.S. dollars - 37.50%
U.S. Treasury:
1.00% 2012	US$ 116,000	116,811
1.00% 2012	48,735	49,063
3.25% 2016	52,500	54,573
5.125% 2016	42,250	48,145
5.25% 2029	46,350	52,216
4.625% 2040	52,000	53,036
0.875%-8.875% 2011-2041 (1) (3)	501,603	535,118	7.78
Fannie Mae 0%-9.889% 2017-2048 (2) (4)	570,948	582,534	4.98
Freddie Mac 0%-6.00% 2025-2041 (2) (4)	48,996	48,988	.42
Hungarian Government 6.25%-7.625% 2020-2041	47,930	48,813	.42
Polish Government 6.375% 2019	30,080	33,622	.29
Turkey (Republic of) 5.625%-8.00% 2019-2040	24,360	26,900	.23
United Mexican States Government Global 5.95%-6.375% 2013-2040	8,691	9,681	.08
South Korean Government 5.75% 2014	3,400	3,710	.03
Other securities		2,719,428	23.27
		4,382,638	37.50

Other currencies - 4.49%
Other securities		525,542	4.49

Total bonds & notes (cost: $10,459,157,000)		11,019,990	94.29

			Percent
		Value	of net
Preferred securities - 0.14%		(000)	assets

U.S. dollars - 0.12%
Other securities		13,252	.12

Miscellaneous - 0.02%
Other preferred securities in initial period of acquisition		2,622	.02

Total preferred securities (cost: $12,669,000)		15,874	.14

			Percent
		Value	of net
Common stocks - 0.02%		(000)	assets

U.S. dollars - 0.02%
Other securities		1,780	.02

Miscellaneous - 0.00%
Other common stocks in initial period of acquisition		188	.00

Total common stocks (cost: $1,414,000)		1,968	.02

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		72	.00

Miscellaneous - 0.00%
Other warrants in initial period of acquisition		65	.00

Total warrants (cost: $1,197,000)		137	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.79%	(000)	(000)	assets

Freddie Mac 0.19%-0.21% due 8/17-11/18/2011	US$ 123,400	US$ 123,277	1.05
National Australia Funding (Delaware) Inc. 0.245% due 4/1/2011 (5)	60,200	60,200	.52
Rabobank USA Financial Corp. 0.24% due 7/5/2011	53,200	53,166	.45
Fannie Mae 0.10% due 5/9/2011	35,000	34,996	.30
Turkey (Republic of) 0% due 1/25/2012	TRY 50,275	30,434	.26
Other securities		257,648	2.21

Total short-term securities (cost: $559,347,000)		559,721	4.79

Total investment securities (cost: $11,033,784,000)		11,597,690	99.24
Other assets less liabilities		89,020	.76

Net assets		US$ 11,686,710	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,269,000, which represented .03% of the net assets of the fund. One of these securities (with a value of $17,000, which represented less than .01% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Index-linked bond whose principal amount moves with a government price index.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) All or a portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $7,951,000, which represented .07% of the net assets of the fund.

(4) Coupon rate may change periodically.
(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,142,648,000, which represented 9.78% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $11,033,784)		$11,597,690
Cash denominated in currencies other than U.S. dollars
(cost: $13,462)		13,462
Cash		1,460
Unrealized appreciation on open forward currency contracts		4,639
Receivables for:
Sales of investments	$170,057
Sales of fund's shares	23,387
Dividends and interest	162,799	356,243
		11,973,494
Liabilities:
Unrealized depreciation on open forward currency contracts		27,066
Payables for:
Purchases of investments	221,664
Repurchases of fund's shares	25,298
Closed forward currency contracts	3,357
Investment advisory services	4,413
Services provided by related parties	4,499
Trustees' deferred compensation	132
Other	355	259,718
Net assets at March 31, 2011		$11,686,710

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,269,415
Distributions in excess of net investment income		(15,933)
Accumulated net realized loss		(112,513)
Net unrealized appreciation		545,741
Net assets at March 31, 2011		$11,686,710

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (569,359 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$7,481,291	363,835	$20.56
Class B	206,512	10,108	20.43
Class C	809,792	39,885	20.30
Class F-1	1,257,870	61,492	20.46
Class F-2	490,357	23,875	20.54
Class 529-A	312,323	15,152	20.61
Class 529-B	19,218	938	20.49
Class 529-C	157,366	7,698	20.44
Class 529-E	16,977	828	20.50
Class 529-F-1	28,531	1,391	20.51
Class R-1	20,730	1,015	20.42
Class R-2	173,822	8,511	20.42
Class R-3	196,012	9,546	20.53
Class R-4	113,319	5,514	20.55
Class R-5	144,510	7,023	20.58
Class R-6	258,080	12,548	20.57

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1,168)	$247,968
Dividends	135	$248,103

Fees and expenses*:
Investment advisory services	26,094
Distribution services	18,009
Transfer agent services	5,789
Administrative services	3,570
Reports to shareholders	523
Registration statement and prospectus	338
Trustees' compensation	69
Auditing and legal	8
Custodian	1,288
State and local taxes	155
Other	346
Total fees and expenses before reimbursement	56,189
Less reimbursement of fees and expenses	79
Total fees and expenses after reimbursement		56,110
Net investment income		191,993

Net realized gain and unrealized depreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	127,228
Forward currency contracts	(65,702)
Currency transactions	525	62,051
Net unrealized (depreciation) appreciation on:
Investments	(268,055)
Forward currency contracts	518
Currency translations	(547)	(268,084)
Net realized gain and unrealized depreciation
on investments, forward currency contracts and currency		(206,033)
Net decrease in net assets resulting
from operations		$(14,040)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended March 31, 2011*	Year ended September 30, 2010
Operations:
Net investment income	$191,993	$379,774
Net realized gain on investments, forward currency contracts and currency transactions	62,051	169,578
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(268,084)	266,715
Net (decrease) increase in net assets resulting from operations	(14,040)	816,067

Dividends paid to shareholders from net investment income	(254,132)	(407,357)

Net capital share transactions	35,660	1,652,005

Total (decrease) increase in net assets	(232,512)	2,060,715

Net assets:
Beginning of period	11,919,222	9,858,507
End of period (including distributions in excess of and undistributed
net investment income: $(15,933) and $46,206, respectively)	$11,686,710	$11,919,222

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                         unaudited

1.	Organization

Capital World Bond Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities. Effective December 1, 2010, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Euros	$-	$2,248,338	$-	$2,248,338
Japanese yen	-	753,830	-	753,830
South Korean won	-	472,189	-	472,189
Polish zloty	-	463,847	-	463,847
Malaysian ringgits	-	415,872	-	415,872
British pounds	-	355,586	-	355,586
Swedish kronor	-	328,330	-	328,330
Mexican pesos	-	209,403	-	209,403
Canadian dollars	-	190,432	-	190,432
U.S. dollars	-	4,379,386	3,252	4,382,638
Other currencies	-	1,199,525	-	1,199,525
Preferred securities	2,622	13,252	-	15,874
Common stocks	1,951	-	17	1,968
Warrants	137	-	-	137
Short-term securities	-	559,721	-	559,721
Total	$4,710	$11,589,711	$3,269	$11,597,690

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$4,639	$-	$4,639
Unrealized depreciation on open forward currency contracts	-	(27,066)	-	(27,066)
Total	$-	$(22,427)	$-	$(22,427)

(1) Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended March 31, 2011 (dollars in thousands):
	Beginning value at 10/1/2010	Transfers into Level 3(2)	Purchases	Unrealized depreciation(3)	Transfers out of Level 3(2)	Sales	Ending value at 3/31/2011
Investment securities	$4,166	$355	$1,257	$(1,007)	$(1,304)	$(198)	$3,269

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands) (3):							$36

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net unrealized (depreciation) appreciation is included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many of the debt securities held by the fund may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, and by state tax authorities and tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$31,209
Capital loss carryforwards*:
Expiring 2016	$(1,821)
Expiring 2017	(104,540)
Expiring 2018	(59,324)	(165,685)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$642,200
Gross unrealized depreciation on investment securities	(98,138)
Net unrealized appreciation on investment securities	544,062
Cost of investment securities	11,053,628

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2011	Year ended September 30, 2010
Class A	$165,879	$268,737
Class B	3,968	7,439
Class C	15,183	24,473
Class F-1	28,158	47,344
Class F-2	11,310	17,016
Class 529-A	6,620	9,264
Class 529-B	351	613
Class 529-C	2,767	3,790
Class 529-E	336	464
Class 529-F-1	619	855
Class R-1	386	588
Class R-2	3,135	4,584
Class R-3	3,922	5,708
Class R-4	2,455	3,848
Class R-5	3,336	5,207
Class R-6	5,707	7,427
Total	$254,132	$407,357

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.380% on such assets in excess of $10 billion. For the six months ended March 31, 2011, the investment advisory services fee was $26,094,000, which was equivalent to an annualized rate of 0.445% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2011, the total administrative services fees paid by CRMC were $79,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended March 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$8,593	$5,617	Not applicable	Not applicable	Not applicable
Class B	1,116	172	Not applicable	Not applicable	Not applicable
Class C	4,163	Included in administrative services	$625	$113	Not applicable
Class F-1	1,585		959	52	Not applicable
Class F-2	Not applicable		338	11	Not applicable
Class 529-A	303		159	30	$150
Class 529-B	101		11	4	10
Class 529-C	753		80	23	76
Class 529-E	40		9	2	8
Class 529-F-1	-		14	2	13
Class R-1	106		12	7	Not applicable
Class R-2	638		124	306	Not applicable
Class R-3	473		133	81	Not applicable
Class R-4	138		78	6	Not applicable
Class R-5	Not applicable		70	4	Not applicable
Class R-6	Not applicable		59	1	Not applicable
Total	$18,009	$5,789	$2,671	$642	$257

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $69,000, shown on the accompanying financial statements, includes $47,000 in current fees (either paid in cash or deferred) and a net increase of $22,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2011
Class A	$809,432	39,019	$158,020	7,761	$(993,409)	(48,128)	$(25,957)	(1,348)
Class B	12,571	609	3,775	187	(46,903)	(2,286)	(30,557)	(1,490)
Class C	85,634	4,184	14,186	706	(132,745)	(6,522)	(32,925)	(1,632)
Class F-1	223,109	10,829	26,025	1,285	(268,364)	(13,072)	(19,230)	(958)
Class F-2	95,280	4,605	9,180	451	(71,795)	(3,483)	32,665	1,573
Class 529-A	46,566	2,245	6,619	325	(26,306)	(1,276)	26,879	1,294
Class 529-B	1,527	74	351	17	(3,834)	(186)	(1,956)	(95)
Class 529-C	24,871	1,210	2,767	137	(14,468)	(708)	13,170	639
Class 529-E	2,511	122	336	17	(1,298)	(64)	1,549	75
Class 529-F-1	5,581	272	616	30	(2,399)	(117)	3,798	185
Class R-1	3,241	157	380	19	(3,882)	(190)	(261)	(14)
Class R-2	34,855	1,699	3,134	155	(32,846)	(1,602)	5,143	252
Class R-3	47,370	2,292	3,918	193	(37,095)	(1,798)	14,193	687
Class R-4	24,855	1,203	2,450	120	(25,352)	(1,227)	1,953	96
Class R-5	30,784	1,481	3,330	163	(31,792)	(1,536)	2,322	108
Class R-6	48,218	2,329	5,707	280	(9,051)	(440)	44,874	2,169
Total net increase
(decrease)	$1,496,405	72,330	$240,794	11,846	$(1,701,539)	(82,635)	$35,660	1,541

Year ended September 30, 2010
Class A	$2,536,760	124,783	$253,031	12,526	$(1,737,470)	(86,018)	$1,052,321	51,291
Class B	56,614	2,801	7,076	353	(89,532)	(4,459)	(25,842)	(1,305)
Class C	296,908	14,792	22,626	1,134	(206,945)	(10,376)	112,589	5,550
Class F-1	479,083	23,695	42,719	2,126	(471,898)	(23,436)	49,904	2,385
Class F-2	263,692	12,997	13,499	669	(149,346)	(7,394)	127,845	6,272
Class 529-A	103,724	5,100	9,263	457	(31,497)	(1,551)	81,490	4,006
Class 529-B	5,429	268	613	30	(5,409)	(269)	633	29
Class 529-C	56,993	2,824	3,789	189	(22,303)	(1,109)	38,479	1,904
Class 529-E	5,970	296	464	23	(2,281)	(113)	4,153	206
Class 529-F-1	9,146	452	855	42	(3,254)	(161)	6,747	333
Class R-1	8,971	445	579	29	(6,111)	(304)	3,439	170
Class R-2	73,852	3,667	4,582	228	(42,324)	(2,106)	36,110	1,789
Class R-3	97,258	4,806	5,699	282	(67,443)	(3,348)	35,514	1,740
Class R-4	52,394	2,582	3,837	190	(39,997)	(1,972)	16,234	800
Class R-5	70,886	3,490	5,199	257	(45,511)	(2,242)	30,574	1,505
Class R-6	83,946	4,141	7,427	367	(9,558)	(473)	81,815	4,035
Total net increase
(decrease)	$4,201,626	207,139	$381,258	18,902	$(2,930,879)	(145,331)	$1,652,005	80,710

(*)Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,645,122,000 and $4,637,800,000, respectively, during the six months ended March 31, 2011.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of March 31, 2011, the fund had open forward currency contracts to purchase or sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

						(amounts in thousands)
	Settlement		Contract amount			Unrealized appreciation (depreciation) at 3/31/2011
	date	Counterparty	Receive		Deliver

Purchases:
Australian dollars	4/18/2011	UBS AG	$	A35,619	$35,797	US$964
Australian dollars	4/18/2011	UBS AG	$	A22,873	$22,987	619
Japanese yen	4/12/2011	JPMorgan Chase		¥2,001,223	$24,233	(172)
Japanese yen	4/18/2011	HSBC Bank		¥9,489,438	$116,000	(1,906)
Japanese yen	4/18/2011	Bank of New York Mellon		¥9,040,000	$110,716	(2,026)
Japanese yen	4/26/2011	UBS AG		¥3,766,830	$46,470	(1,178)
Japanese yen	4/26/2011	Barclays Bank PLC		¥3,894,284	$48,137	(1,313)
Japanese yen	4/26/2011	HSBC Bank		¥8,284,500	$102,366	(2,755)
Japanese yen	5/6/2011	Barclays Bank PLC		¥650,000	$7,845	(29)
Singapore dollars	4/26/2011	UBS AG	$	S40,804	$32,273	99
Singapore dollars	4/26/2011	UBS AG	$	S29,593	$23,234	244
Swedish kronor	4/26/2011	Barclays Bank PLC	SKr146,733		$23,235	(17)
						US$(7,470)

Sales:
British pounds	4/5/2011	HSBC Bank		$76,757	£47,090	US$1,219
British pounds	4/14/2011	Barclays Bank PLC		$11,289	£7,000	61
British pounds	4/18/2011	UBS AG		$7,274	£4,500	57
British pounds	4/26/2011	UBS AG		€37,061	£32,220	826
British pounds	4/26/2011	JPMorgan Chase		$7,182	£4,425	85
British pounds	4/26/2011	JPMorgan Chase		€6,336	£5,510	139
British pounds	4/26/2011	JPMorgan Chase		$6,520	£4,000	105
British pounds	4/28/2011	Bank of New York Mellon		$13,958	£8,600	166
British pounds	4/28/2011	JPMorgan Chase		$4,115	£2,575	(15)
Euros	4/8/2011	JPMorgan Chase		$221,008	€158,040	(2,947)
Euros	4/12/2011	HSBC Bank		$41,713	€30,000	(796)
Euros	4/12/2011	JPMorgan Chase		$32,334	€23,250	(610)
Euros	4/12/2011	HSBC Bank		$87,687	€62,840	(1,355)
Euros	4/12/2011	JPMorgan Chase		$12,333	€8,870	(235)
Euros	4/14/2011	Barclays Bank PLC		$4,147	€3,000	(104)
Euros	4/14/2011	JPMorgan Chase		$47,587	€34,500	(1,296)
Euros	4/14/2011	HSBC Bank		$5,282	€3,800	(102)
Euros	4/14/2011	JPMorgan Chase		$57,587	€41,750	(1,568)
Euros	4/14/2011	Barclays Bank PLC		$49,887	€35,890	(965)
Euros	4/15/2011	JPMorgan Chase		¥4,042,383	€35,590	(1,824)
Euros	4/15/2011	JPMorgan Chase		$107,078	€77,200	(2,304)
Euros	4/18/2011	Barclays Bank PLC		$14,875	€10,640	(200)
Euros	4/18/2011	JPMorgan Chase		$13,870	€10,000	(298)
Euros	4/18/2011	Bank of New York Mellon		$18,174	€13,000	(244)
Euros	4/20/2011	HSBC Bank		$35,228	€25,250	(463)
Euros	4/26/2011	UBS AG		$4,263	€3,000	13
Euros	4/26/2011	JPMorgan Chase		$283,980	€201,219	(1,053)
Euros	4/26/2011	JPMorgan Chase		¥1,176,013	€10,315	(471)
Euros	4/28/2011	HSBC Bank		$9,430	€6,650	10
Euros	4/28/2011	HSBC Bank		$19,852	€14,000	22
Euros	4/29/2011	Barclays Bank PLC		$11,532	€8,190	(69)
Euros	4/29/2011	UBS AG		$11,951	€8,500	(88)
Euros	5/2/2011	UBS AG		$33,394	€23,650	(103)
Euros	5/4/2011	UBS AG		$5,038	€3,550	10
Israeli shekels	4/5/2011	HSBC Bank		$11,593	ILS42,125	(508)
Swedish kronor	4/26/2011	HSBC Bank		€17,752	SKr159,250	(52)
						US$(14,957)

Forward currency contracts - net						US$(22,427)

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 3/31/2011(5)	$21.03	$.35	$(.36)	$(.01)	$(.46)	$-	$(.46)	$20.56	(.03)%	$7,481	.87	%⁽⁶⁾	.87	%⁽⁶⁾	3.36	%⁽⁶⁾
	Year ended 9/30/2010	20.28	.71	.80	1.51	(.76)	-	(.76)	21.03	7.63	7,679	.88		.88		3.52
	Year ended 9/30/2009	18.88	.74	1.65	2.39	(.99)	-	(.99)	20.28	13.17	6,364	.87		.86		4.00
	Year ended 9/30/2008	20.17	.87	(1.05)	(.18)	(1.05)	(.06)	(1.11)	18.88	(1.06)	6,190	.90		.86		4.31
	Year ended 9/30/2007	18.93	.84	1.04	1.88	(.64)	-	(.64)	20.17	10.14	3,569	.98		.93		4.32
	Year ended 9/30/2006	19.34	.78	(.23)	.55	(.74)	(.22)	(.96)	18.93	3.05	2,246	.96		.91		4.19

Class B:	Six months ended 3/31/2011(5)	20.89	.26	(.35)	(.09)	(.37)	-	(.37)	20.43	(.39)	207	1.64⁽⁶⁾		1.64⁽⁶⁾		2.57⁽⁶⁾
	Year ended 9/30/2010	20.15	.56	.78	1.34	(.60)	-	(.60)	20.89	6.79	242	1.64		1.64		2.76
	Year ended 9/30/2009	18.73	.59	1.63	2.22	(.80)	-	(.80)	20.15	12.23	260	1.68		1.66		3.20
	Year ended 9/30/2008	20.02	.71	(1.03)	(.32)	(.91)	(.06)	(.97)	18.73	(1.78)	291	1.64		1.60		3.56
	Year ended 9/30/2007	18.79	.69	1.04	1.73	(.50)	-	(.50)	20.02	9.38	156	1.71		1.66		3.59
	Year ended 9/30/2006	19.21	.63	(.23)	.40	(.60)	(.22)	(.82)	18.79	2.22	119	1.74		1.68		3.41

Class C:	Six months ended 3/31/2011(5)	20.77	.26	(.36)	(.10)	(.37)	-	(.37)	20.30	(.43)	810	1.67⁽⁶⁾		1.67⁽⁶⁾		2.56⁽⁶⁾
	Year ended 9/30/2010	20.04	.54	.79	1.33	(.60)	-	(.60)	20.77	6.79	862	1.67		1.67		2.73
	Year ended 9/30/2009	18.63	.58	1.62	2.20	(.79)	-	(.79)	20.04	12.23	721	1.70		1.68		3.17
	Year ended 9/30/2008	19.92	.70	(1.03)	(.33)	(.90)	(.06)	(.96)	18.63	(1.81)	730	1.69		1.64		3.52
	Year ended 9/30/2007	18.71	.68	1.03	1.71	(.50)	-	(.50)	19.92	9.31	400	1.74		1.69		3.56
	Year ended 9/30/2006	19.13	.62	(.23)	.39	(.59)	(.22)	(.81)	18.71	2.21	243	1.78		1.72		3.38

Class F-1:	Six months ended 3/31/2011(5)	20.92	.34	(.35)	(.01)	(.45)	-	(.45)	20.46	.01	1,258	.89⁽⁶⁾		.89⁽⁶⁾		3.33⁽⁶⁾
	Year ended 9/30/2010	20.18	.71	.78	1.49	(.75)	-	(.75)	20.92	7.61	1,307	.88		.88		3.51
	Year ended 9/30/2009	18.79	.74	1.63	2.37	(.98)	-	(.98)	20.18	13.12	1,212	.90		.89		3.98
	Year ended 9/30/2008	20.08	.87	(1.05)	(.18)	(1.05)	(.06)	(1.11)	18.79	(1.03)	1,521	.89		.84		4.33
	Year ended 9/30/2007	18.85	.85	1.03	1.88	(.65)	-	(.65)	20.08	10.18	977	.92		.87		4.38
	Year ended 9/30/2006	19.26	.78	(.23)	.55	(.74)	(.22)	(.96)	18.85	3.07	555	.95		.89		4.22

Class F-2:	Six months ended 3/31/2011(5)	21.01	.37	(.36)	.01	(.48)	-	(.48)	20.54	.09	490	.63⁽⁶⁾		.63⁽⁶⁾		3.60⁽⁶⁾
	Year ended 9/30/2010	20.25	.76	.81	1.57	(.81)	-	(.81)	21.01	7.97	468	.62		.62		3.77
	Year ended 9/30/2009	18.89	.78	1.64	2.42	(1.06)	-	(1.06)	20.25	13.35	325	.66		.66		4.08
	Period from 8/1/2008 to 9/30/2008	20.05	.13	(1.29)	(1.16)	-	-	-	18.89	(5.79)	28	.11		.10		.71

Class 529-A:	Six months ended 3/31/2011(5)	21.08	.34	(.36)	(.02)	(.45)	-	(.45)	20.61	(.05)	312	.92⁽⁶⁾		.92⁽⁶⁾		3.31⁽⁶⁾
	Year ended 9/30/2010	20.32	.70	.81	1.51	(.75)	-	(.75)	21.08	7.62	292	.93		.93		3.46
	Year ended 9/30/2009	18.93	.73	1.64	2.37	(.98)	-	(.98)	20.32	13.02	200	.94		.93		3.92
	Year ended 9/30/2008	20.21	.86	(1.04)	(.18)	(1.04)	(.06)	(1.10)	18.93	(1.03)	158	.93		.88		4.29
	Year ended 9/30/2007	18.97	.83	1.04	1.87	(.63)	-	(.63)	20.21	10.09	93	1.00		.95		4.30
	Year ended 9/30/2006	19.38	.78	(.23)	.55	(.74)	(.22)	(.96)	18.97	3.02	57	.99		.94		4.18

Class 529-B:	Six months ended 3/31/2011(5)	20.95	.26	(.36)	(.10)	(.36)	-	(.36)	20.49	(.43)	19	1.73⁽⁶⁾		1.73⁽⁶⁾		2.49⁽⁶⁾
	Year ended 9/30/2010	20.21	.54	.78	1.32	(.58)	-	(.58)	20.95	6.69	22	1.74		1.74		2.66
	Year ended 9/30/2009	18.78	.57	1.64	2.21	(.78)	-	(.78)	20.21	12.16	20	1.77		1.76		3.09
	Year ended 9/30/2008	20.07	.69	(1.04)	(.35)	(.88)	(.06)	(.94)	18.78	(1.91)	18	1.76		1.71		3.46
	Year ended 9/30/2007	18.84	.67	1.04	1.71	(.48)	-	(.48)	20.07	9.25	11	1.82		1.77		3.47
	Year ended 9/30/2006	19.26	.61	(.23)	.38	(.58)	(.22)	(.80)	18.84	2.10	8	1.86		1.81		3.29

Class 529-C:	Six months ended 3/31/2011(5)	20.91	.26	(.36)	(.10)	(.37)	-	(.37)	20.44	(.44)	157	1.72⁽⁶⁾		1.72⁽⁶⁾		2.51⁽⁶⁾
	Year ended 9/30/2010	20.17	.54	.79	1.33	(.59)	-	(.59)	20.91	6.75	148	1.73		1.73		2.66
	Year ended 9/30/2009	18.76	.58	1.62	2.20	(.79)	-	(.79)	20.17	12.09	104	1.77		1.76		3.09
	Year ended 9/30/2008	20.05	.69	(1.03)	(.34)	(.89)	(.06)	(.95)	18.76	(1.87)	83	1.75		1.70		3.47
	Year ended 9/30/2007	18.83	.67	1.04	1.71	(.49)	-	(.49)	20.05	9.23	45	1.81		1.76		3.49
	Year ended 9/30/2006	19.25	.62	(.24)	.38	(.58)	(.22)	(.80)	18.83	2.14	27	1.84		1.79		3.32

Class 529-E:	Six months ended 3/31/2011(5)	$20.97	$.31	$(.36)	$(.05)	$(.42)	$-	$(.42)	$20.50	(.20)%	$17	1.22	%⁽⁶⁾	1.22	%⁽⁶⁾	3.01	%⁽⁶⁾
	Year ended 9/30/2010	20.22	.64	.80	1.44	(.69)	-	(.69)	20.97	7.30	16	1.22		1.22		3.17
	Year ended 9/30/2009	18.82	.67	1.64	2.31	(.91)	-	(.91)	20.22	12.71	11	1.26		1.24		3.60
	Year ended 9/30/2008	20.11	.80	(1.05)	(.25)	(.98)	(.06)	(1.04)	18.82	(1.38)	9	1.24		1.19		3.98
	Year ended 9/30/2007	18.88	.77	1.04	1.81	(.58)	-	(.58)	20.11	9.77	5	1.30		1.25		4.00
	Year ended 9/30/2006	19.30	.72	(.24)	.48	(.68)	(.22)	(.90)	18.88	2.64	3	1.32		1.27		3.84

Class 529-F-1:	Six months ended 3/31/2011(5)	20.98	.36	(.36)	-	(.47)	-	(.47)	20.51	.05	29	.72⁽⁶⁾		.72⁽⁶⁾		3.52⁽⁶⁾
	Year ended 9/30/2010	20.23	.74	.80	1.54	(.79)	-	(.79)	20.98	7.82	25	.72		.72		3.67
	Year ended 9/30/2009	18.85	.76	1.64	2.40	(1.02)	-	(1.02)	20.23	13.27	18	.76		.75		4.10
	Year ended 9/30/2008	20.14	.90	(1.05)	(.15)	(1.08)	(.06)	(1.14)	18.85	(.89)	14	.73		.69		4.49
	Year ended 9/30/2007	18.90	.87	1.04	1.91	(.67)	-	(.67)	20.14	10.33	9	.80		.75		4.51
	Year ended 9/30/2006	19.31	.81	(.23)	.58	(.77)	(.22)	(.99)	18.90	3.19	4	.82		.77		4.35

Class R-1:	Six months ended 3/31/2011(5)	20.89	.26	(.36)	(.10)	(.37)	-	(.37)	20.42	(.43)	21	1.66⁽⁶⁾		1.66⁽⁶⁾		2.56⁽⁶⁾
	Year ended 9/30/2010	20.15	.55	.79	1.34	(.60)	-	(.60)	20.89	6.80	21	1.67		1.67		2.72
	Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	-	(.80)	20.15	12.20	17	1.69		1.68		3.17
	Year ended 9/30/2008	20.03	.71	(1.03)	(.32)	(.91)	(.06)	(.97)	18.74	(1.77)	16	1.67		1.62		3.55
	Year ended 9/30/2007	18.82	.68	1.04	1.72	(.51)	-	(.51)	20.03	9.30	9	1.78		1.71		3.56
	Year ended 9/30/2006	19.24	.63	(.23)	.40	(.60)	(.22)	(.82)	18.82	2.22	3	1.83		1.71		3.40

Class R-2:	Six months ended 3/31/2011(5)	20.89	.26	(.35)	(.09)	(.38)	-	(.38)	20.42	(.42)	174	1.74⁽⁶⁾		1.65⁽⁶⁾		2.58⁽⁶⁾
	Year ended 9/30/2010	20.15	.55	.79	1.34	(.60)	-	(.60)	20.89	6.83	173	1.73		1.65		2.74
	Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	-	(.80)	20.15	12.22	130	1.83		1.66		3.18
	Year ended 9/30/2008	20.03	.71	(1.04)	(.33)	(.90)	(.06)	(.96)	18.74	(1.81)	105	1.81		1.63		3.55
	Year ended 9/30/2007	18.81	.69	1.04	1.73	(.51)	-	(.51)	20.03	9.34	65	1.96		1.67		3.58
	Year ended 9/30/2006	19.23	.64	(.23)	.41	(.61)	(.22)	(.83)	18.81	2.26	41	2.18		1.70		3.42

Class R-3:	Six months ended 3/31/2011(5)	21.00	.31	(.36)	(.05)	(.42)	-	(.42)	20.53	(.20)	196	1.21⁽⁶⁾		1.21⁽⁶⁾		3.02⁽⁶⁾
	Year ended 9/30/2010	20.25	.64	.80	1.44	(.69)	-	(.69)	21.00	7.28	186	1.22		1.22		3.17
	Year ended 9/30/2009	18.85	.67	1.63	2.30	(.90)	-	(.90)	20.25	12.67	144	1.25		1.24		3.61
	Year ended 9/30/2008	20.13	.80	(1.04)	(.24)	(.98)	(.06)	(1.04)	18.85	(1.33)	122	1.24		1.19		3.98
	Year ended 9/30/2007	18.90	.77	1.04	1.81	(.58)	-	(.58)	20.13	9.74	73	1.31		1.26		4.00
	Year ended 9/30/2006	19.32	.71	(.23)	.48	(.68)	(.22)	(.90)	18.90	2.68	41	1.32		1.27		3.82

Class R-4:	Six months ended 3/31/2011(5)	21.02	.35	(.36)	(.01)	(.46)	-	(.46)	20.55	(.03)	113	.88⁽⁶⁾		.88⁽⁶⁾		3.35⁽⁶⁾
	Year ended 9/30/2010	20.26	.71	.80	1.51	(.75)	-	(.75)	21.02	7.68	114	.89		.89		3.51
	Year ended 9/30/2009	18.88	.74	1.63	2.37	(.99)	-	(.99)	20.26	13.04	94	.91		.90		3.95
	Year ended 9/30/2008	20.16	.86	(1.03)	(.17)	(1.05)	(.06)	(1.11)	18.88	(1.01)	71	.91		.86		4.31
	Year ended 9/30/2007	18.92	.84	1.04	1.88	(.64)	-	(.64)	20.16	10.08	32	.98		.93		4.34
	Year ended 9/30/2006	19.34	.78	(.24)	.54	(.74)	(.22)	(.96)	18.92	3.04	17	.99		.94		4.17

Class R-5:	Six months ended 3/31/2011(5)	21.04	.38	(.35)	.03	(.49)	-	(.49)	20.58	.16	145	.59⁽⁶⁾		.59⁽⁶⁾		3.64⁽⁶⁾
	Year ended 9/30/2010	20.29	.77	.79	1.56	(.81)	-	(.81)	21.04	7.93	146	.59		.59		3.80
	Year ended 9/30/2009	18.91	.79	1.64	2.43	(1.05)	-	(1.05)	20.29	13.40	110	.61		.60		4.31
	Year ended 9/30/2008	20.19	.93	(1.04)	(.11)	(1.11)	(.06)	(1.17)	18.91	(.71)	215	.61		.56		4.62
	Year ended 9/30/2007	18.95	.90	1.03	1.93	(.69)	-	(.69)	20.19	10.43	115	.67		.62		4.65
	Year ended 9/30/2006	19.35	.83	(.22)	.61	(.79)	(.22)	(1.01)	18.95	3.36	62	.69		.64		4.46

Class R-6:	Six months ended 3/31/2011(5)	21.03	.38	(.35)	.03	(.49)	-	(.49)	20.57	.14	258	.54⁽⁶⁾		.54⁽⁶⁾		3.70⁽⁶⁾
	Year ended 9/30/2010	20.28	.78	.79	1.57	(.82)	-	(.82)	21.03	8.04	218	.54		.54		3.85
	Period from 5/1/2009 to 9/30/2009	18.28	.33	2.06	2.39	(.39)	-	(.39)	20.28	13.16	129	.24		.24		1.71

	Six months ended March 31,	Year ended September 30
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	51%	80%	106%	87%	76%	91%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
     unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2010, through March 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2010	Ending account value 3/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$999.71	$4.34	.87%
Class A -- assumed 5% return	1,000.00	1,020.59	4.38	.87
Class B -- actual return	1,000.00	996.13	8.16	1.64
Class B -- assumed 5% return	1,000.00	1,016.75	8.25	1.64
Class C -- actual return	1,000.00	995.65	8.31	1.67
Class C -- assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class F-1 -- actual return	1,000.00	1,000.06	4.44	.89
Class F-1 -- assumed 5% return	1,000.00	1,020.49	4.48	.89
Class F-2 -- actual return	1,000.00	1,000.91	3.14	.63
Class F-2 -- assumed 5% return	1,000.00	1,021.79	3.18	.63
Class 529-A -- actual return	1,000.00	999.48	4.59	.92
Class 529-A -- assumed 5% return	1,000.00	1,020.34	4.63	.92
Class 529-B -- actual return	1,000.00	995.69	8.61	1.73
Class 529-B -- assumed 5% return	1,000.00	1,016.31	8.70	1.73
Class 529-C -- actual return	1,000.00	995.55	8.56	1.72
Class 529-C -- assumed 5% return	1,000.00	1,016.36	8.65	1.72
Class 529-E -- actual return	1,000.00	998.02	6.08	1.22
Class 529-E -- assumed 5% return	1,000.00	1,018.85	6.14	1.22
Class 529-F-1 -- actual return	1,000.00	1,000.50	3.59	.72
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.34	3.63	.72
Class R-1 -- actual return	1,000.00	995.70	8.26	1.66
Class R-1 -- assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class R-2 -- actual return	1,000.00	995.82	8.21	1.65
Class R-2 -- assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class R-3 -- actual return	1,000.00	998.05	6.03	1.21
Class R-3 -- assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class R-4 -- actual return	1,000.00	999.65	4.39	.88
Class R-4 -- assumed 5% return	1,000.00	1,020.54	4.43	.88
Class R-5 -- actual return	1,000.00	1,001.61	2.94	.59
Class R-5 -- assumed 5% return	1,000.00	1,021.99	2.97	.59
Class R-6 -- actual return	1,000.00	1,001.41	2.69	.54
Class R-6 -- assumed 5% return	1,000.00	1,022.24	2.72	.54

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $15 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing over the long term a high level of total return consistent with prudent investment management. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns			10 years1/
for periods ended March 31, 2011:	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	0.44%	5.51%	7.27%
Not reflecting CDSC	5.44	5.83	7.27

Class C shares
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	4.43	5.79	7.03
Not reflecting CDSC	5.43	5.79	7.03

Class F-1 shares3
Not reflecting annual asset-based fee charged by
sponsoring firm	6.26	6.65	7.89

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	6.57	—	5.53

Class 529-A shares4 — first sold 2/15/02
Reflecting 3.75% maximum sales charge	2.23	5.77	7.89
Not reflecting maximum sales charge	6.24	6.59	8.34

Class 529-B shares2,4 — first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	0.33	5.39	7.57
Not reflecting CDSC	5.33	5.71	7.57

Class 529-C shares4 — first sold 2/28/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	4.35	5.73	7.48
Not reflecting CDSC	5.35	5.73	7.48

Class 529-E shares3,4 — first sold 5/16/02	5.91	6.26	7.85

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	6.43	6.80	8.02

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2011, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
>Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-931-0511P

Litho in USA WG/ALD/8098-S26151

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio

March 31, 2011
unaudited

Bonds & notes — 94.29%	Principal amount (000)	Value (000)

EUROS — 19.24%
German Government, Series 3, 3.75% 2013	€8,670	US$ 12,795
German Government 4.25% 2014	4,610	6,952
German Government, Series 5, 3.25% 2015	4,750	6,942
German Government 1.50% 20161	11,613	17,710
German Government, Series 6, 4.00% 2016	2,410	3,623
German Government, Series 6, 3.75% 2017	5,675	8,425
German Government 4.25% 2017	17,250	26,253
German Government, Series 7, 4.00% 2018	105,100	157,728
German Government, Series 8, 4.25% 2018	115,540	175,991
German Government 3.50% 2019	4,000	5,785
German Government 3.75% 2019	76,965	113,451
German Government 1.75% 20201	11,733	17,823
German Government, Series 9, 3.25% 2020	111,415	157,862
German Government 6.25% 2024	38,396	69,003
German Government 6.25% 2030	8,090	15,116
German Government, Series 00, 5.50% 2031	16,275	28,120
German Government 4.00% 2037	2,500	3,615
German Government, Series 8, 4.75% 2040	2,150	3,536
Italian Government 1.85% 20121	8,772	12,830
Italian Government 3.75% 2013	10,000	14,374
Italian Government 2.15% 20141	8,962	13,105
Italian Government 4.25% 2014	16,000	23,245
Italian Government 3.00% 2015	17,375	23,747
Italian Government 3.00% 2015	8,680	11,980
Italian Government 2.10% 20171	9,675	13,761
Italian Government 4.50% 2019	50,550	71,799
Italian Government 5.00% 2040	4,525	5,879
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	25,500	37,587
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	60,700	88,709
Netherlands Government Eurobond 4.25% 2013	7,770	11,573
Netherlands Government Eurobond 4.50% 2017	31,235	47,637
Netherlands Government Eurobond 4.00% 2018	6,535	9,669
Netherlands Government Eurobond 4.00% 2019	20,000	29,581
French Government B.T.A.N. Eurobond 4.50% 2013	33,000	49,258
French Government O.A.T. Eurobond 4.00% 2018	32,865	48,504
Irish Government 5.00% 2013	8,000	10,304
Irish Government 4.00% 2014	19,590	23,840
Irish Government 4.40% 2019	7,790	7,705
Irish Government 5.90% 2019	10,000	10,854
Irish Government 5.00% 2020	35,395	35,084
Spanish Government 3.30% 2014	8,560	11,989
Spanish Government 4.30% 2019	34,800	47,267
Spanish Government 4.70% 2041	10,025	11,696
Dexia Municipal Agency 4.50% 20172	35,000	50,233
Barclays Bank PLC 4.00% 20192	17,900	24,889
Barclays Bank PLC 4.50% 20193	2,000	2,769
Barclays Bank PLC 6.00% 2021	8,975	12,377
Royal Bank of Scotland PLC 6.00% 2013	960	1,398
Royal Bank of Scotland PLC 6.934% 2018	25,405	35,371
PLD International Finance LLC 4.375% 2011	21,400	30,404
Standard Chartered Bank 5.875% 2017	17,750	26,097
Munich Re Finance BV 6.75% 20233	12,650	19,138
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft 5.767% (undated)3	3,800	5,049
Banco Santander Central Hispano SA 3.125% 20152	8,200	10,968
Banco Santander SA 4.625% 20162	8,200	11,663
Veolia Environnement 4.375% 2017	5,200	7,563
Veolia Environnement 6.125% 2033	7,915	12,043
HSBC Holdings PLC, Series 11, 6.25% 2018	3,250	4,941
HSBC Holdings PLC 6.00% 2019	9,100	13,603
Schering-Plough Corp. 5.375% 2014	11,655	17,739
KfW 4.375% 2013	11,875	17,656
Volvo Treasury AB 5.00% 2017	11,940	17,561
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	12,060	17,267
NGG Finance PLC 6.125% 2011	2,000	2,883
National Grid Transco PLC 5.00% 2018	3,275	4,841
National Grid Transco PLC 4.375% 2020	6,000	8,381
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	9,875	14,570
Zurich Finance (USA), Inc., Series 9, 4.50% 20253	750	1,064
Standard Life PLC 6.375% 20223	10,410	15,075
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	15,035
Koninklijke KPN NV 3.75% 2020	11,025	14,691
Gazprom OJSC 5.875% 2015	7,500	11,413
Gazprom OJSC 5.875% 2015	2,000	3,043
Northern Rock PLC, Series 7, 4.125% 20172	10,350	13,895
CRH Finance BV 7.375% 20143	8,880	13,872
France Télécom 5.625% 2018	8,050	12,549
AT&T Inc. 6.125% 2015	7,500	11,670
Siemens AG 5.125% 2017	7,500	11,432
Iberdrola Finanzas, SAU 7.50% 2015	7,000	11,295
Merrill Lynch & Co., Inc. 4.625% 2018	8,225	10,819
Société Générale 9.375% (undated)3	6,850	10,689
Assicurazioni Generali SpA. 6.90% 20223	7,265	10,651
Anheuser-Busch InBev NV 8.625% 2017	5,730	10,123
Canadian Government 3.50% 2020	7,000	10,063
RCI Banque 4.375% 2015	6,975	9,934
Bouygues SA 4.375% 2014	5,945	8,763
Finland (Republic of) 3.875% 2017	5,890	8,675
Wal-Mart Stores, Inc. 4.875% 2029	6,000	8,547
Metro Finance BV 4.625% 2011	5,980	8,512
Aviva PLC 5.75% 20213	1,000	1,431
Aviva PLC 5.70% (undated)3	5,310	6,923
European Investment Bank 4.25% 2014	5,475	8,180
Bank Nederlandse Gemeenten 3.75% 2014	5,560	8,128
Telecom Italia SpA 7.75% 2033	5,090	7,761
Daimler AG, Series 6, 4.125% 2017	5,000	7,190
UBS AG 6.00% 2018	4,500	7,029
BNP Paribas 5.431% 2017	4,430	6,546
Telefónica Emisiones, SAU 4.375% 2016	4,465	6,415
Skandinaviska Enskilda 5.50% 2014	4,000	5,989
FCE Bank PLC 7.125% 2013	4,000	5,966
BMW Group 3.875% 2017	3,750	5,346
Scottish and Southern Energy PLC 6.125% 2013	3,500	5,330
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,656
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	4,386
Greek Government 6.00% 2019	4,655	4,236
Centrica plc 7.125% 2013	2,500	3,920
Roche Holdings, Inc. 5.625% 2016	2,500	3,890
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,709
Novartis Finance SA, 4.25% 2016	2,500	3,695
Croatian Government 6.50% 2015	2,250	3,356
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,326
HBOS PLC 4.375% 20193	885	1,145
Lloyds TSB Bank PLC 6.50% 2020	1,500	2,027
Delhaize Group 5.625% 2014	2,000	3,032
E.ON International Finance BV 5.125% 2012	1,955	2,890
Bulgaria (Republic of) 7.50% 2013	1,638	2,501
Bulgaria (Republic of) 7.50% 2013	250	382
Banque Centrale de Tunisie 4.75% 2011	600	852
Banque Centrale de Tunisie 6.25% 2013	1,350	1,970
Allied Irish Banks, PLC 12.50% 2019	7,750	2,636
Ardagh Packaging Finance 9.25% 2020	1,650	2,452
NXP BV and NXP Funding LLC 8.625% 2015	1,300	1,944
ENEL SpA 5.625% 2027	1,250	1,793
Wind Acquisition SA 7.375% 2018	925	1,367
Nara Cable Funding Ltd. 8.875% 2018	450	657
UniCredito Italiano SpA, Series 172, 4.125% 20163	460	652
Bank of Ireland 10.00% 2020	755	578
Rockwood Specialties Group, Inc. 7.625% 2014	90	131
		2,248,338

JAPANESE YEN — 6.45%
Japanese Government, Series 238, 1.40% 2012	¥970,000	11,800
Japanese Government, Series 248, 0.70% 2013	8,425,100	102,280
Japanese Government, Class 4, 0.50% 20151	429,570	5,115
Japanese Government, Series 269, 1.30% 2015	25,468,400	316,986
Japanese Government, Series 284, 1.70% 2016	2,708,700	34,587
Japanese Government, Series 281, 2.00% 2016	2,465,000	31,925
Japanese Government, Series 14, 1.20% 20171	4,213,820	51,318
Japanese Government, Series 12, 1.20% 20171	990,025	12,039
Japanese Government, Series 288, 1.70% 2017	795,000	10,158
Japanese Government, Series 296, 1.50% 2018	3,781,850	47,552
Japanese Government, Series 310, 1.00% 2020	4,170,050	49,371
Japanese Government, Series 21, 2.30% 2035	3,825,000	47,387
Japanese Government 2.40% 2038	1,218,950	15,350
European Investment Bank 1.40% 2017	721,700	9,104
KfW 1.35% 2014	716,000	8,858
		753,830

SOUTH KOREAN WON — 4.04%
South Korean Government, Series 1303, 5.25% 2013	KRW91,566,430	86,003
South Korean Government, Series 1309, 5.75% 2013	55,000,000	52,541
South Korean Government 4.25% 2014	41,330,000	37,982
South Korean Government 4.75% 2014	46,600,000	43,454
South Korean Government 5.00% 2014	79,326,500	74,621
South Korean Government, Series 1503, 4.50% 2015	10,349,000	9,635
South Korean Government 5.25% 2015	67,301,860	64,501
South Korean Government 5.50% 2017	60,243,100	58,848
South Korean Government 5.75% 2018	45,000,000	44,604
		472,189

POLISH ZLOTY — 3.97%
Polish Government, Series 1013, 5.00% 2013	PLN 58,200	US$ 20,436
Polish Government, Series 0414, 5.75% 2014	742,150	264,650
Polish Government, Series 1017, 5.25% 2017	527,320	178,761
		463,847

MALAYSIAN RINGGITS — 3.56%
Malaysian Government, Series 509, 3.21% 2013	MYR176,250	58,191
Malaysian Government, Series 3/03, 3.702% 2013	73,870	24,638
Malaysian Government, Series 204, 5.094% 2014	270,215	93,592
Malaysian Government, Series 0409, 3.741% 2015	103,500	34,464
Malaysian Government, Series 0110, 3.835% 2015	277,425	92,599
Malaysian Government, Series 0207, 3.814% 2017	159,605	52,903
Malaysian Government, Series 0210, 4.012% 2017	142,845	47,679
Malaysian Government, Series 2/03, 4.24% 2018	35,000	11,806
		415,872

BRITISH POUNDS — 3.04%
United Kingdom 3.25% 2011	£9,750	15,910
United Kingdom 4.50% 2013	10,280	17,483
United Kingdom 2.50% 20131	5,929	10,721
United Kingdom 2.50% 20161	13,026	24,299
United Kingdom 3.75% 2019	18,345	29,907
United Kingdom 4.50% 2019	3,500	6,029
United Kingdom 3.75% 2020	10,100	16,297
United Kingdom 4.75% 2020	15,140	26,430
United Kingdom 2.50% 20201	7,134	14,018
United Kingdom 6.00% 2028	3,560	6,990
United Kingdom 4.75% 2030	14,870	25,245
United Kingdom 4.125% 20301	6,620	17,337
United Kingdom 0.66% 20401	11,145	17,431
United Kingdom 4.25% 2040	9,270	14,637
United Kingdom 4.25% 2046	10,940	17,395
RSA Insurance Group PLC 9.375% 20393	1,733	3,296
RSA Insurance Group PLC 8.50% (undated)3	8,760	14,966
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	10,100	16,607
CRH Group Funding LTD and CRH Finance (U.K.) PLC 8.25% 2015	8,000	14,618
France Télécom 5.00% 2016	7,725	13,076
Virgin Media Secured Finance PLC 5.50% 2021	4,000	6,376
HSBC Holdings PLC 6.375% 20223	2,750	4,683
HSBC Bank PLC 6.50% 2023	1,000	1,675
Holcim Ltd 8.75% 2017	2,500	4,850
Generali Finance BV 6.214% (undated)3	3,200	4,569
Tesco PLC 5.50% 2033	2,640	4,256
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392,4	2,400	3,684
Wal-Mart Stores, Inc. 5.625% 2034	950	1,619
General Electric Capital Corp. 5.625% 2031	750	1,182
		355,586

SWEDISH KRONOR — 2.81%
Swedish Government, Series 124, 4.00% 20122	SKr 172,000	27,499
Swedish Government, Series 1041, 6.75% 2014	22,080	3,903
Swedish Government 4.159% 20151	95,108	17,303
Swedish Government, Series 1049, 4.50% 2015	1,080,850	181,720
Swedish Government, Series 1047, 5.00% 2020	142,540	25,620
Swedish Government, Series 3104, 3.50% 20281	163,563	36,175
Nordea Hypotek AB 4.00% 20122	60,000	9,603
Nordea Hypotek AB 4.00% 20142	81,000	12,874
Stadshypotek AB 6.00% 20142	81,000	13,633
		328,330

MEXICAN PESOS — 1.79%
United Mexican States Government, Series M, 7.50% 2012	MXN 220,000	US$ 19,101
United Mexican States Government, Series MI10, 9.50% 2014	200,163	18,456
United Mexican States Government, Series M10, 8.00% 2015	75,000	6,579
United Mexican States Government, Series M10, 7.25% 2016	212,000	18,057
United Mexican States Government, Series M10, 7.75% 2017	1,100,400	95,724
United Mexican States Government, Series M20, 10.00% 2024	119,900	11,934
United Mexican States Government, Series M30, 10.00% 2036	281,000	27,407
United Mexican States Government 4.00% 20401	135,661	11,044
América Móvil, SAB de CV 8.46% 2036	15,000	1,101
		209,403

CANADIAN DOLLARS — 1.63%
Canadian Government 5.25% 2012	$ C 5,250	5,656
Canadian Government 2.00% 2014	62,180	63,362
Canadian Government 4.50% 2015	21,450	23,909
Canadian Government 4.25% 2018	2,000	2,228
Canadian Government 4.524% 20211	8,540	11,861
Canada Housing Trust 4.10% 2018	1,500	1,616
Canada Housing Trust 3.35% 2020	23,000	23,072
Province of Ontario, Series HC, 9.50% 2022	2,000	3,034
Province of Ontario 4.60% 2039	9,500	9,915
Province of Manitoba 4.25% 2018	8,500	9,152
Province De Québec 5.25% 2013	2,000	2,214
Province De Québec 9.375% 2023	2,000	3,020
Hydro One Inc. 5.49% 2040	4,000	4,350
Canadian Imperial Bank 5.00% 2012	4,000	4,294
Rogers Communications Inc. 5.80% 2016	3,500	3,920
Bank of Nova Scotia 5.04% 2013	2,000	2,171
Wells Fargo & Co. 6.05% 2012	2,000	2,168
Toronto-Dominion Bank 4.854% 2013	2,000	2,162
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	2,149
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	2,097
Thomson Reuters Corp. 5.70% 2015	1,750	1,976
Bank of Montreal 5.18% 2015	1,750	1,940
Royal Bank of Canada 5.20% 2012	1,750	1,883
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,367
Province of New Brunswick 6.75% 2017	750	916
		190,432

TURKISH LIRAS — 1.43%
Turkey (Republic of) 10.00% 20121	TRY107,944	75,376
Turkey (Republic of) 16.00% 2012	13,000	9,019
Turkey (Republic of) 10.00% 2013	50,500	33,377
Turkey (Republic of) 16.00% 2013	8,700	6,497
Turkey (Republic of) 11.00% 2014	19,500	13,387
Turkey (Republic of) 10.00% 2015	44,045	29,366
		167,022

ISRAELI SHEKELS — 1.40%
Israeli Government 4.50% 2015	ILS 38,350	11,027
Israeli Government 5.00% 20151	27,216	8,916
Israeli Government, Series 2683, 6.50% 2016	40,300	12,471
Israeli Government 5.50% 2017	282,395	83,530
Israeli Government, Series 12, 5.00% 2020	168,000	47,415
		163,359

HUNGARIAN FORINTS — 0.93%
Hungarian Government, Series 14/C, 5.50% 2014	HUF6,789,100	US$ 35,377
Hungarian Government, Series 15/A, 8.00% 2015	3,304,020	18,396
Hungarian Government, Series 17/B, 6.75% 2017	7,252,900	38,242
Hungarian Government, Series 17/A, 6.75% 2017	2,128,500	11,173
Hungarian Government, Series 19/A, 6.50% 2019	1,000,000	5,129
		108,317

SINGAPORE DOLLARS — 0.81%
Singapore (Republic of) 3.75% 2016	$ S105,610	94,110

BRAZILIAN REAIS — 0.78%
Brazil (Federal Republic of) 10.00% 2012	BRL20,000	12,068
Brazil (Federal Republic of) 6.00% 20121	17,948	11,118
Brazil (Federal Republic of) 10.00% 2017	48,830	26,480
Brazil (Federal Republic of) 6.00% 20171	31,183	19,477
Brazil (Federal Republic of) Global 10.25% 2028	11,120	6,811
Brazil (Federal Republic of) 6.00% 20451	23,409	15,227
		91,181

NORWEGIAN KRONER — 0.73%
Norwegian Government 5.00% 2015	NKr250,000	48,136
Norwegian Government 4.25% 2017	177,950	33,511
KfW 5.00% 2015	22,500	4,217
		85,864

INDONESIAN RUPIAH — 0.73%
Indonesia (Republic of), Series 23, 11.00% 2012	IDR158,090,000	19,495
Indonesia (Republic of), Series 33, 12.50% 2013	65,372,000	8,305
Indonesia (Republic of), Series 20, 14.275% 2013	27,430,000	3,707
Indonesia (Republic of), Series 51, 11.25% 2014	16,490,000	2,108
Indonesia (Republic of), Series 55, 7.375% 2016	98,000,000	11,169
Indonesia (Republic of), Series 30, 10.75% 2016	309,007,000	40,076
		84,860

DANISH KRONER — 0.67%
Nykredit 4.00% 20352	DKr158,663	28,583
Nykredit, Series 3D, 5.00% 20382	133,239	25,424
Nykredit 4.00% 20412	36,000	6,304
Kingdom of Denmark 4.00% 2012	90,000	17,815
		78,126

PHILIPPINE PESOS — 0.59%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 922,000	21,995
Philippines (Republic of), Series 1051, 6.125% 2020	215,940	4,735
Philippines (Republic of), Series 1050, 7.75% 2020	1,184,440	29,409
Philippines (Republic of) 4.95% 2021	114,000	2,582
Philippines (Republic of) 6.25% 2036	483,000	10,542
		69,263

SOUTH AFRICAN RAND — 0.52%
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR122,460	18,309
South Africa (Republic of), Series R-203, 8.25% 2017	209,440	30,713
South Africa (Republic of), Series R-207, 7.25% 2020	90,000	12,189
		61,211

AUSTRALIAN DOLLARS — 0.50%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A20,139	US$ 21,306
Queensland Treasury Corp., Series 17, 6.00% 2017	18,937	19,943
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	17,561
		58,810

COLOMBIAN PESOS — 0.47%
Colombia (Republic of) Global 12.00% 2015	COP60,580,000	41,453
Colombia (Republic of) Global 7.75% 2021	6,265,000	3,627
Colombia (Republic of) Global 9.85% 2027	15,821,000	10,231
		55,311

EGYPTIAN POUNDS — 0.38%
Egypt (Arab Republic of) 11.50% 2011	EGP 5,865	991
Egypt (Arab Republic of) 9.10% 2012	82,870	13,670
Egypt (Arab Republic of) 10.35% 2012	97,500	16,010
Egypt (Arab Republic of) 11.55% 2013	72,700	11,853
Egypt (Arab Republic of) 11.625% 2014	12,535	2,122
		44,646

THAI BAHT — 0.21%
Thai Government, Series 33, 5.375% 2011	THB 37,000	1,244
Thai Government 5.25% 2014	656,000	22,938
		24,182

ARGENTINE PESOS — 0.04%
Argentina (Republic of) GDP-Linked 2035	ARS37,877	1,549
Argentina (Republic of) 1.18% 20381,2	45,559	3,720
		5,269

RUSSIAN RUBLE — 0.04%
Russian Federation 7.85% 2018	RUB120,000	4,319

DOMINICAN PESOS — 0.03%
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	DOP122,949	2,813
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	37,704	862
		3,675

U.S. DOLLARS — 37.50%
U.S. Treasury 0.875% 2011	US$ 23,250	23,265
U.S. Treasury 4.625% 2011	30,000	30,980
U.S. Treasury 1.00% 2012	116,000	116,811
U.S. Treasury 1.00% 2012	48,735	49,063
U.S. Treasury 4.875% 20125	33,500	34,844
U.S. Treasury 1.125% 2013	20,190	20,291
U.S. Treasury 2.00% 2013	2,250	2,303
U.S. Treasury 1.875% 20131	35,966	38,953
U.S. Treasury 2.75% 2013	34,000	35,480
U.S. Treasury 3.125% 2013	9,000	9,465
U.S. Treasury 3.375% 2013	4,550	4,808
U.S. Treasury 3.625% 2013	4,200	4,446
U.S. Treasury 2.00% 20141	15,927	17,374
U.S. Treasury 1.875% 20151	28,244	31,124
U.S. Treasury 2.125% 2015	23,250	23,257
U.S. Treasury 2.125% 2016	1,500	1,495
U.S. Treasury 3.25% 2016	52,500	54,573
U.S. Treasury 5.125% 2016	42,250	48,145
U.S. Treasury 7.50% 2016	3,500	4,436
U.S. Treasury 2.375% 20171	25,604	28,886
U.S. Treasury 4.625% 2017	21,000	23,412
U.S. Treasury 8.875% 2017	27,250	37,243
U.S. Treasury 1.375% 20181	12,754	13,606
U.S. Treasury 1.625% 20181	5,413	5,864
U.S. Treasury 2.625% 2020	8,443	7,880
U.S. Treasury 8.750% 2020	20,990	30,144
U.S. Treasury 3.625% 2021	11,745	11,913
U.S. Treasury 2.00% 20261	16,241	17,383
U.S. Treasury 5.25% 2029	46,350	52,216
U.S. Treasury 3.375% 20321	819	1,058
U.S. Treasury 3.50% 2039	14,000	11,741
U.S. Treasury 4.25% 2039	5,920	5,680
U.S. Treasury 4.375% 2039	9,000	8,807
U.S. Treasury 2.125% 20401	3,097	3,287
U.S. Treasury 3.875% 2040	43,500	38,936
U.S. Treasury 4.625% 2040	52,000	53,036
U.S. Treasury 4.75% 2041	6,500	6,757
Fannie Mae 5.00% 20172	375	398
Fannie Mae 4.00% 20242	3,032	3,122
Fannie Mae 4.00% 20242	2,928	3,015
Fannie Mae 3.50% 20252	20,891	20,982
Fannie Mae 3.50% 20252	11,526	11,576
Fannie Mae 3.50% 20252	9,839	9,882
Fannie Mae 3.50% 20252	5,717	5,742
Fannie Mae 3.50% 20252	4,927	4,948
Fannie Mae 3.50% 20252	2,747	2,759
Fannie Mae 4.00% 20252	15,284	15,740
Fannie Mae 4.00% 20252	3,459	3,562
Fannie Mae 4.50% 20252	8,754	9,201
Fannie Mae, Series 2001-4, Class GA, 9.889% 20252,3	11	13
Fannie Mae 3.50% 20262	9,890	9,933
Fannie Mae 3.50% 20262	2,854	2,867
Fannie Mae 3.50% 20262	108	108
Fannie Mae 6.00% 20262	654	717
Fannie Mae 5.50% 20342	586	630
Fannie Mae 4.50% 20352	1,412	1,447
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20362	4,124	3,528
Fannie Mae 6.00% 20362	1,813	1,981
Fannie Mae 6.00% 20362	1,765	1,925
Fannie Mae, Series 2006-49, Class PA, 6.00% 20362	1,021	1,122
Fannie Mae 6.00% 20372	16,496	17,975
Fannie Mae 6.00% 20372	7,974	8,689
Fannie Mae 6.00% 20372	4,178	4,553
Fannie Mae 6.00% 20372	1,052	1,147
Fannie Mae 6.00% 20372	1,027	1,119
Fannie Mae 6.00% 20372	741	810
Fannie Mae 6.00% 20372	551	602
Fannie Mae 6.00% 20372	458	499
Fannie Mae 6.00% 20372	433	473
Fannie Mae 5.358% 20382,3	4,921	5,196
Fannie Mae 5.50% 20382	6,403	6,879
Fannie Mae 5.50% 20382	4,827	5,185
Fannie Mae 6.00% 20382	21,380	23,297
Fannie Mae 6.00% 20382	3,850	4,195
Fannie Mae 6.00% 20382	3,282	3,568
Fannie Mae 6.00% 20382	3,253	3,545
Fannie Mae 6.00% 20382	925	1,008
Fannie Mae 3.561% 20392,3	2,431	2,513
Fannie Mae 3.60% 20392,3	1,747	1,811
Fannie Mae 3.774% 20392,3	1,154	1,200
Fannie Mae 3.814% 20392,3	596	621
Fannie Mae 3.844% 20392,3	728	757
Fannie Mae 3.901% 20392,3	656	684
Fannie Mae 3.939% 20392,3	900	941
Fannie Mae 3.959% 20392,3	644	674
Fannie Mae 3.50% 20402	5,941	5,604
Fannie Mae 3.50% 20402	3,992	3,765
Fannie Mae 4.00% 20402	13,250	13,056
Fannie Mae 4.00% 20402	10,984	10,823
Fannie Mae 4.00% 20402	9,925	9,783
Fannie Mae 4.00% 20402	9,499	9,363
Fannie Mae 4.00% 20402	1,390	1,370
Fannie Mae 4.50% 20402	13,062	13,315
Fannie Mae 4.50% 20402	11,169	11,385
Fannie Mae 4.50% 20402	9,439	9,622
Fannie Mae 4.50% 20402	6,835	6,968
Fannie Mae 5.00% 20402	11,061	11,594
Fannie Mae 5.00% 20402	10,743	11,261
Fannie Mae 4.00% 20412	39,465	38,888
Fannie Mae 4.00% 20412	23,471	23,121
Fannie Mae 4.00% 20412	19,814	19,524
Fannie Mae 4.00% 20412	18,750	18,445
Fannie Mae 4.00% 20412	17,864	17,603
Fannie Mae 4.00% 20412	15,253	15,030
Fannie Mae 4.00% 20412	12,360	12,179
Fannie Mae 4.00% 20412	11,650	11,480
Fannie Mae 4.00% 20412	6,776	6,674
Fannie Mae 4.00% 20412	5,159	5,085
Fannie Mae 4.00% 20412	3,388	3,340
Fannie Mae 4.50% 20412	22,000	22,395
Fannie Mae 5.00% 20412	6,407	6,703
Fannie Mae 5.50% 20412	11,000	11,765
Fannie Mae 6.00% 20412	29,273	31,839
Fannie Mae 6.50% 20472	1,661	1,835
Fannie Mae 6.50% 20472	825	912
Fannie Mae 6.50% 20472	544	601
Fannie Mae 7.00% 20472	713	796
Fannie Mae 6.50% 20482	2,961	3,271
JPMorgan Chase & Co. 2.05% 2014	11,650	11,632
JPMorgan Chase & Co. 2.60% 2016	7,330	7,085
JPMorgan Chase & Co. 3.45% 2016	25,595	25,532
JPMorgan Chase & Co. 4.40% 2020	20,350	19,702
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	19,932
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	11,000	11,718
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	9,765	10,741
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	12,035	13,267
Freddie Mac 4.00% 20252	9,014	9,283
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	4,520	3,873
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	1,234	1,071
Freddie Mac 5.471% 20382,3	4,922	5,213
Freddie Mac 6.00% 20382	2,779	3,025
Freddie Mac 6.00% 20382	939	1,019
Freddie Mac 6.00% 20382	526	572
Freddie Mac 3.714% 20392,3	745	775
Freddie Mac 4.00% 20412	22,000	21,640
Freddie Mac 6.00% 20412	2,317	2,517
Hungarian Government 6.25% 2020	39,630	40,459
Hungarian Government 6.375% 2021	1,840	1,849
Hungarian Government 7.625% 2041	6,460	6,505
Croatian Government 6.75% 20194	21,100	22,138
Croatian Government 6.75% 2019	6,000	6,295
Croatian Government 6.625% 20204	7,095	7,335
Croatian Government 6.625% 2020	1,970	2,037
Croatian Government 6.375% 20214	8,680	8,707
Anheuser-Busch InBev NV 6.875% 2019	20,850	24,670
Anheuser-Busch InBev NV 7.75% 2019	9,595	11,823
Anheuser-Busch InBev NV 5.375% 2020	4,000	4,301
HSBC Bank PLC 2.00% 20144	8,000	7,980
HSBC Bank PLC 3.50% 20154	8,750	8,872
HSBC Finance Corp. 0.741% 20163	9,900	9,506
HSBC Holdings PLC 5.10% 2021	13,470	13,565
HBOS PLC 6.75% 20184	29,305	28,721
Lloyds TSB Bank PLC 6.375% 2021	475	496
HBOS PLC 6.00% 20334	8,185	6,176
Société Générale 2.50% 20144	6,500	6,454
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,070	6,261
Société Générale 3.50% 20164	9,000	8,892
Société Générale 5.75% 20164	11,920	12,418
Polish Government 6.375% 2019	30,080	33,622
Wells Fargo & Co. 3.676% 2016	9,400	9,467
Wells Fargo & Co. 4.60% 2021	24,060	23,840
Iberdrola Finance Ireland 3.80% 20144	5,760	5,852
Scottish Power PLC 5.375% 2015	12,700	13,352
Iberdrola Finance Ireland 5.00% 20194	10,750	10,476
Scottish Power PLC 5.81% 2025	2,500	2,348
ProLogis 7.625% 2014	8,000	9,160
ProLogis 6.25% 2017	3,324	3,606
ProLogis 6.625% 2018	3,180	3,449
ProLogis 7.375% 2019	9,065	10,283
ProLogis 6.875% 2020	5,000	5,480
Roche Holdings Inc. 5.00% 20144	1,905	2,076
Roche Holdings Inc. 6.00% 20194	22,270	25,283
Roche Holdings Inc. 7.00% 20394	3,040	3,692
Gazprom OJSC 5.092% 20154	4,675	4,903
Gazprom OJSC 9.25% 2019	11,010	13,748
Gazprom OJSC, Series 2, 8.625% 20344	1,195	1,486
Gazprom OJSC 7.288% 20374	5,900	6,401
Gazprom OJSC 7.288% 2037	4,030	4,373
UBS AG 2.25% 2014	3,400	3,409
UBS AG 3.875% 2015	500	513
UBS AG 5.875% 2017	9,875	10,798
UBS AG 5.75% 2018	7,895	8,518
UBS AG 4.875% 2020	6,690	6,758
Telecom Italia Capital SA 6.999% 2018	2,000	2,178
Telecom Italia Capital SA 7.175% 2019	2,840	3,109
Telecom Italia Capital SA 6.375% 2033	12,861	12,172
Telicom Italia Capital SA 6.00% 2034	4,949	4,492
Telecom Italia Capital SA 7.20% 2036	7,572	7,621
Abbey National Treasury Services PLC 3.875% 20144	12,750	12,745
Santander Issuances, SA Unipersonal 6.50% 20193,4	15,100	15,311
AXA SA 8.60% 2030	16,075	19,064
AXA SA 6.463% (undated)3,4	9,575	8,450
Turkey (Republic of) 7.00% 2019	3,500	3,973
Turkey (Republic of) 7.50% 2019	5,000	5,842
Turkey (Republic of) 5.625% 2021	7,160	7,339
Turkey (Republic of) 8.00% 2034	4,200	5,055
Turkey (Republic of) 6.75% 2040	4,500	4,691
BBVA Bancomer SA 4.50% 20164	12,000	12,085
BBVA Bancomer SA 7.25% 20204	3,465	3,507
BBVA Bancomer SA 6.50% 20214	11,125	11,049
CEMEX Finance LLC 9.50% 2016	9,925	10,744
CEMEX Finance LLC 9.50% 20164	2,200	2,381
CEMEX SA 9.25% 20204	12,799	13,327
Verizon Communications Inc. 3.75% 2011	6,870	6,899
Verizon Communications Inc. 5.50% 2017	1,750	1,932
Verizon Communications Inc. 4.60% 2021	12,775	12,746
Verizon Communications Inc. 6.00% 2041	4,500	4,498
South Africa (Republic of) 6.875% 2019	8,010	9,342
South Africa (Republic of) 5.50% 2020	10,150	10,797
South Africa (Republic of) 6.25% 2041	4,645	4,810
Volvo Treasury AB 5.95% 20154	22,305	24,544
Intesa Sanpaolo SpA 3.625% 20154	5,375	5,200
Intesa Sanpaolo SpA 6.50% 20214	17,925	18,845
Veolia Environnement 5.25% 2013	5,605	6,010
Veolia Environnement 6.00% 2018	15,075	16,790
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	685	733
Westfield Group 7.50% 20144	1,645	1,884
Westfield Group 5.70% 20164	6,050	6,603
Westfield Group 7.125% 20184	10,510	12,205
Westfield Group 6.75% 20194	1,000	1,149
Volkswagen International Finance NV 1.625% 20134	8,100	8,136
Volkswagen International Finance NV 2.875% 20164	5,000	4,933
Volkswagen International Finance NV 4.00% 20204	8,950	8,793
Goldman Sachs Group, Inc. 3.625% 2016	4,500	4,462
Goldman Sachs Group, Inc. 7.50% 2019	10,000	11,633
Goldman Sachs Group, Inc. 5.375% 2020	4,470	4,547
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,159
Morgan Stanley, Series F, 5.75% 2021	20,910	21,144
Comcast Corp. 5.30% 2014	3,000	3,268
Comcast Corp. 5.875% 2018	5,220	5,763
Comcast Corp. 6.95% 2037	5,035	5,499
Comcast Corp. 6.40% 2038	1,750	1,788
Comcast Corp. 6.40% 2040	4,250	4,367
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,906
Williams Partners L.P. 4.125% 2020	1,625	1,550
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	16,031
Kimco Realty Corp. 6.00% 2012	1,000	1,067
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,313
Kimco Realty Corp., Series C, 4.82% 2014	1,000	1,060
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,453
Kimco Realty Corp. 5.584% 2015	2,003	2,165
Kimco Realty Corp. 5.70% 2017	500	544
Kimco Realty Corp. 4.30% 2018	4,740	4,734
Kimco Realty Corp. 6.875% 2019	6,875	8,035
VEB Finance Ltd. 6.902% 20204	14,045	15,150
VEB Finance Ltd. 6.80% 20254	5,000	5,095
Simon Property Group, LP 6.75% 2014	4,025	4,501
Simon Property Group, LP 4.20% 2015	3,125	3,290
Simon Property Group, LP 5.25% 2016	3,990	4,344
Simon Property Group, LP 5.875% 2017	1,850	2,055
Simon Property Group, LP 10.35% 2019	4,250	5,867
E.ON International Finance BV 5.80% 20184	15,090	16,808
E.ON International Finance BV 6.65% 20384	2,500	2,885
Telefónica Emisiones, SAU 5.134% 2020	19,570	19,506
Citigroup Inc. 4.587% 2015	6,925	7,168
Citigroup Inc. 4.75% 2015	11,250	11,803
Bermudan Government 5.603% 20204	17,550	18,593
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,445	11,840
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,254
Enbridge Energy Partners, LP 5.20% 2020	2,210	2,302
Standard Chartered PLC 3.85% 20154	8,330	8,533
Standard Chartered Bank 6.40% 20174	9,000	9,766
Ras Laffan Liquefied Natural Gas III 5.50% 20144	5,300	5,715
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	3,668	3,824
Ras Laffan Liquefied Natural Gas III 5.838% 20272,4	8,000	8,043
Deutsche Telekom International Finance BV 5.875% 2013	3,420	3,754
Deutsche Telekom International Finance BV 8.75% 20303	1,987	2,612
Deutsche Telekom International Finance BV 9.25% 2032	7,738	10,975
Ghana (Republic of) 8.50% 2017	15,500	17,282
Argentina (Republic of) 7.00% 2015	14,100	13,298
Argentina (Republic of) GDP-Linked 2035	21,000	3,496
CIT Group Inc., Series A, 7.00% 20132	1,868	1,907
CIT Group Inc., Series A, 7.00% 2014	1,000	1,021
CIT Group Inc., Series A, 7.00% 2015	8,475	8,570
CIT Group Inc., Series A, 7.00% 2016	4,200	4,216
CIT Group Inc., Series A, 7.00% 2017	1,000	1,004
Macy's Retail Holdings, Inc. 8.375% 20153	9,865	11,517
Federated Department Stores, Inc. 7.45% 2017	1,964	2,229
May Department Stores Co. 6.65% 2024	325	333
Federated Department Stores, Inc. 6.79% 2027	1,220	1,186
Federated Department Stores, Inc. 6.90% 2029	1,360	1,384
HSBK (Europe) BV 7.25% 20174	1,865	1,947
HSBK (Europe) BV 7.25% 20214	14,525	14,600
Developers Diversified Realty Corp. 5.375% 2012	3,950	4,095
Developers Diversified Realty Corp. 5.50% 2015	3,023	3,155
Developers Diversified Realty Corp. 9.625% 2016	1,510	1,841
Developers Diversified Realty Corp. 7.50% 2017	5,000	5,646
Developers Diversified Realty Corp. 7.875% 2020	735	844
Korea Development Bank 5.30% 2013	5,500	5,817
Korea Development Bank 8.00% 2014	8,250	9,387
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 20452,3	4,720	5,166
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462,4	8,500	8,519
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.738% 20492,3	1,385	1,485
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,320
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,101
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,444
Petrobras International 5.75% 2020	7,470	7,744
Petrobras International 6.875% 2040	6,760	7,113
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	5,500	5,789
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 20184	8,000	8,853
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 20342	795	801
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 20352	241	242
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20362	1,220	1,242
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	2,300	2,319
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 20392	324	325
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	7,165	7,533
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.66% 20392,3	1,905	2,051
Enel Finance International SA 3.875% 20144	13,805	14,280
Banco de Crédito del Perú 5.375% 20204	15,000	14,250
First Data Corp., Term Loan B2, 3.002% 20142,3,6	4,499	4,319
First Data Corp. 9.875% 2015	273	281
First Data Corp. 9.875% 2015	72	74
First Data Corp. 10.55% 20157	105	109
First Data Corp. 12.625% 20214	4,011	4,372
First Data Corp. 8.75% 20223,4,7	5,006	5,006
British American Tobacco International Finance PLC 9.50% 20184	10,485	13,888
ERP Operating LP 5.25% 2014	3,000	3,266
ERP Operating LP 6.584% 2015	1,085	1,236
ERP Operating LP 4.75% 2020	9,200	9,332
Paribas, New York Branch 6.95% 2013	550	604
BNP Paribas 5.125% 20154	1,145	1,209
BNP Paribas 5.00% 2021	11,840	11,974
Daimler Finance NA LLC 3.00% 20164	3,000	2,981
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	10,580
Royal Bank of Scotland Group PLC 4.375% 2016	11,560	11,646
Royal Bank of Scotland Group PLC 4.70% 2018	1,200	1,043
Royal Bank of Scotland Group PLC 6.99% (undated)3,4	900	809
Niagara Mohawk Power 3.553% 20144	1,340	1,378
National Grid PLC 6.30% 2016	10,575	12,025
Enersis SA 7.375% 2014	11,935	13,302
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382,3	2,470	2,520
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.669% 20392,3	3,770	3,909
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	4,825	5,076
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	1,655	1,712
Vodafone Group PLC, Term Loan, 6.875% 20152,6,7,8	2,951	3,010
Vodafone Group PLC 5.625% 2017	9,100	10,067
Pfizer Inc 4.45% 2012	2,250	2,334
Pfizer Inc 6.20% 2019	9,000	10,388
UniCredito Italiano SpA 6.00% 20174	5,920	5,710
HVB Funding Trust I 8.741% 20314	6,845	6,742
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,835
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,677
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,487
Lithuania (Republic of) 6.75% 2015	3,930	4,284
Lithuania (Republic of) 6.125% 20214	7,155	7,341
SUPERVALU INC. 8.00% 2016	4,465	4,487
Albertson's, Inc. 7.45% 2029	3,000	2,385
Albertson's, Inc. 8.00% 2031	5,675	4,682
Kroger Co. 7.50% 2014	5,250	5,981
Kroger Co. 6.40% 2017	2,000	2,304
Kroger Co. 6.80% 2018	1,000	1,161
The Kroger Co. 7.00% 2018	1,800	2,089
Progress Energy, Inc. 6.05% 2014	5,000	5,533
Progress Energy, Inc. 7.05% 2019	5,000	5,906
Mandalay Resort Group 6.375% 2011	275	280
MGM Resorts International 5.875% 2014	2,250	2,160
MGM Resorts International 6.625% 2015	4,100	3,905
MGM Resorts International 7.50% 2016	1,500	1,425
MGM Resorts International 9.00% 2020	3,250	3,579
Virgin Media Finance PLC 9.125% 2016	1,000	1,065
Virgin Media Finance PLC, Series 1, 9.50% 2016	3,400	3,885
Virgin Media Secured Finance PLC 6.50% 2018	1,500	1,646
Virgin Media Secured Finance PLC 5.25% 20214	4,570	4,594
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	3,000	3,061
Regions Financial Corp. 7.75% 2014	5,289	5,717
Regions Financial Corp. 5.75% 2015	1,161	1,184
Regions Bank 7.50% 2018	1,050	1,111
AES Corp. 7.75% 2015	3,275	3,553
AES Corp. 8.00% 2017	4,500	4,860
AES Corp. 8.00% 2020	2,440	2,647
Ford Motor Credit Co. 7.80% 2012	1,000	1,061
Ford Motor Credit Co. 8.70% 2014	500	568
Ford Motor Credit Co. 5.625% 2015	2,000	2,096
Ford Motor Credit Co. 8.00% 2016	6,450	7,330
Realogy Corp., Letter of Credit, 3.261% 20162,3,6	110	104
Realogy Corp., Term Loan B, 4.562% 20162,3,6	1,060	999
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,6	6,150	6,660
Realogy Corp. 7.875% 20194	3,225	3,217
J.C. Penney Co., Inc., Series A, 6.875% 2015	5,055	5,516
J.C. Penney Co., Inc. 7.65% 2016	1,150	1,277
J.C. Penney Co., Inc. 5.75% 2018	2,790	2,825
J.C. Penney Co., Inc. 5.65% 2020	1,330	1,288
Hanesbrands Inc., Series B, 3.831% 20143	3,405	3,405
Hanesbrands Inc. 8.00% 2016	5,850	6,369
Hanesbrands Inc. 6.375% 2020	1,000	980
Kraft Foods Inc. 2.625% 2013	3,875	3,968
Kraft Foods Inc. 6.125% 2018	5,975	6,689
Time Warner Cable Inc. 6.75% 2018	3,985	4,534
Time Warner Cable Inc. 5.00% 2020	6,000	6,077
Indonesia (Republic of) 6.875% 2018	5,450	6,227
Indonesia (Republic of) 6.625% 20374	4,000	4,340
Toys "R" Us, Inc. 7.625% 2011	1,705	1,743
Toys "R" Us-Delaware, Inc. 7.375% 20164	2,000	2,105
Toys "R" Us Property Co. II, LLC 8.50% 2017	3,800	4,104
Toys "R" Us Property Co. I, LLC 10.75% 2017	500	570
Toys "R" Us, Inc. 7.375% 2018	2,000	2,015
Nextel Communications, Inc., Series E, 6.875% 2013	375	380
Nextel Communications, Inc., Series F, 5.95% 2014	7,895	7,954
Nextel Communications, Inc., Series D, 7.375% 2015	650	656
Sprint Nextel Corp. 6.00% 2016	1,000	1,009
Sprint Capital Corp. 8.75% 2032	500	534
CMC Energy Corp. 6.55% 2017	2,450	2,684
CMS Energy Corp. 5.05% 2018	3,000	3,003
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,015
CMS Energy Corp. 8.75% 2019	600	719
CMS Energy Corp. 6.25% 2020	1,000	1,049
State of Qatar 9.75% 2030	7,250	10,386
Development Bank of Kazakhstan 5.50% 20154	9,820	10,286
Shell International Finance BV 4.00% 2014	9,340	9,990
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20442,3	5,055	5,440
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	4,125	4,423
United Mexican States Government Global 6.375% 2013	151	165
United Mexican States Government Global 5.95% 2019	8,020	8,978
United Mexican States Government Global 6.05% 2040	520	538
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	3,205	3,377
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	5,525	6,036
Boston Scientific Corp. 6.25% 2015	8,585	9,254
Michaels Stores, Inc. 0%/13.00% 20169	1,950	1,999
Michaels Stores, Inc. 11.375% 2016	4,700	5,147
Michaels Stores, Inc. 7.75% 20184	1,900	1,948
NRG Energy, Inc. 7.375% 2016	725	752
NRG Energy, Inc. 7.375% 2017	7,975	8,334
HCA Inc. 6.375% 2015	7,250	7,431
HCA Inc. 9.25% 2016	1,490	1,611
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	2,340	2,385
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.89% 20382,3	3,785	4,146
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	2,250	2,385
Tennessee Valley Authority 5.25% 2039	8,250	8,639
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	1,465	1,522
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	6,160	6,545
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	500	530
Colbun SA 6.00% 20204	8,150	8,382
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,500	8,239
Burlington Coat Factory Warehouse Corp. 11.125% 2014	4,835	4,992
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20172,3,6	3,200	3,168
AMC Entertainment Inc. 8.00% 2014	2,725	2,769
AMC Entertainment Inc. 8.75% 2019	375	409
AMC Entertainment Inc. 9.75% 20204	4,500	4,838
Petroplus Finance Ltd. 6.75% 20144	3,450	3,398
Petroplus Finance Ltd. 7.00% 20174	3,960	3,782
Petroplus Finance Ltd. 9.375% 20194	800	814
Kinder Morgan Energy Partners LP 6.85% 2020	6,910	7,930
Electricité de France SA 5.50% 20144	2,350	2,576
Electricité de France SA 4.60% 20204	2,200	2,246
Electricité de France SA 6.95% 20394	2,625	3,062
McDonald's Corp. 3.50% 2020	8,005	7,834
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,705
Bank of America Corp. 5.75% 2017	1,020	1,076
Freescale Semiconductor, Inc. 9.125% 20143,7	—	—
Freescale Semiconductor, Inc. 10.125% 2016	3,325	3,549
Freescale Semiconductor, Inc. 9.25% 20184	3,800	4,180
CenterPoint Energy Resources Corp. 4.50% 20214	7,835	7,695
Wind Acquisition SA 11.75% 20174	4,750	5,486
Wind Acquisition SA 7.25% 20184	2,050	2,147
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462,4	4,465	4,501
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462,4	3,000	3,117
DAE Aviation Holdings, Inc. 11.25% 20154	7,033	7,473
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	7,000	7,455
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	7,000	7,411
Cinemark USA, Inc. 8.625% 2019	6,750	7,408
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.803% 20142,3,6	4,987	4,210
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	3,780	2,221
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	1,530	903
US Investigations Services, Inc., Term Loan B, 3.059% 20152,3,6	1,693	1,677
US Investigations Services, Inc., Term Loan B, 7.75% 20152,3,6	2,496	2,515
US Investigations Services, Inc. 10.50% 20154	1,900	2,024
US Investigations Services, Inc. 11.75% 20164	1,035	1,113
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,637
Brandywine Operating Partnership, LP 7.50% 2015	3,000	3,392
Brandywine Operating Partnership, LP 4.95% 2018	1,280	1,267
Boyd Gaming Corp. 6.75% 2014	3,025	3,048
Boyd Gaming Corp. 7.125% 2016	2,175	2,083
Boyd Gaming Corp. 9.125% 20184	2,000	2,075
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.207% 20142,3,6	137	121
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.246% 20142,3,6	2,222	1,964
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,6	2,493	2,540
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,225	1,044
Hawker Beechcraft Acquisition Co., LLC 8.875% 20153,7	1,815	1,529
Univision Communications Inc. 12.00% 20144	2,550	2,767
Univision Communications Inc., Term Loan, 4.496% 20172,3,6	682	667
Univision Communications Inc. 8.50% 20214	3,500	3,640
Teekay Corp. 8.50% 2020	6,400	6,968
American Tower Corp. 7.00% 2017	6,150	6,945
Chilean Government 3.875% 2020	7,000	6,853
SunGard Data Systems Inc. 4.875% 2014	1,000	1,023
SunGard Data Systems Inc. 10.625% 2015	2,000	2,203
SunGard Data Systems Inc. 7.375% 20184	2,500	2,569
SunGard Data Systems Inc. 7.625% 20204	1,000	1,033
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	6,805
Dominican Republic 7.50% 20212,4	6,500	6,646
Reliance Holdings Ltd. 6.25% 20404	7,000	6,644
Wal-Mart Stores, Inc. 3.25% 2020	2,135	1,998
Wal-Mart Stores, Inc. 4.875% 2040	5,000	4,578
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	475	534
Charter Communications, Inc. 13.50% 2016	1,137	1,367
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,000	3,150
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,425	1,521
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	6,365	6,534
Hospitality Properties Trust 6.70% 2018	6,055	6,509
Gabonese Republic 8.20% 20174	5,500	6,463
Host Marriott, LP, Series K, 7.125% 2013	172	175
Host Marriott, LP, Series O, 6.375% 2015	500	513
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,000	2,073
Host Hotels & Resorts LP 9.00% 2017	2,075	2,350
Host Hotels & Resorts LP 6.00% 2020	1,350	1,333
Biogen Idec Inc. 6.00% 2013	6,000	6,415
C&S Group Enterprises LLC 8.375% 20174	6,155	6,332
Frontier Communications Corp. 7.875% 2015	1,500	1,624
Frontier Communications Corp. 8.25% 2017	2,550	2,767
Frontier Communications Corp. 8.50% 2020	1,775	1,933
RBS Global, Inc. and Rexnord LLC 11.75% 2016	900	970
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,875	5,289
Norfolk Southern Corp. 5.75% 2016	5,515	6,185
TransDigm Inc. 7.75% 20184	5,700	6,149
Royal Caribbean Cruises Ltd. 6.875% 2013	1,000	1,073
Royal Caribbean Cruises Ltd. 11.875% 2015	4,075	5,022
Owens-Brockway Glass Container Inc. 7.375% 2016	5,525	6,084
Eskom Holdings Ltd. 5.75% 20214	5,970	6,082
Esterline Technologies Corp. 6.625% 2017	3,800	3,962
Esterline Technologies Corp. 7.00% 2020	2,000	2,103
Safeway Inc. 6.25% 2014	2,625	2,904
Safeway Inc. 3.95% 2020	3,270	3,099
Intergen Power 9.00% 20174	5,525	5,981
Liberty Mutual Group Inc. 6.50% 20354	535	504
Liberty Mutual Group Inc. 7.50% 20364	1,815	1,948
Liberty Mutual Group Inc., Series A, 7.80% 20873,4	3,500	3,518
ARAMARK Corp. 3.804% 20153	2,675	2,662
ARAMARK Corp. 8.50% 2015	3,100	3,247
Rockies Express Pipeline LLC 6.85% 20184	5,400	5,893
CEVA Group PLC 11.625% 20164	2,775	3,066
CEVA Group PLC 8.375% 20174	200	205
CEVA Group PLC 11.50% 20184	2,350	2,564
CHS/Community Health Systems, Inc. 8.875% 2015	5,500	5,816
Georgia Gulf Corp. 9.00% 20174	5,275	5,803
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	3,300	3,581
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	1,250	1,356
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	800	857
Overseas Shipholding Group, Inc. 8.125% 2018	5,825	5,752
Union Pacific Corp. 5.70% 2018	3,200	3,588
Union Pacific Corp. 6.15% 2037	1,990	2,154
Denbury Resources Inc. 9.75% 2016	2,750	3,114
Denbury Resources Inc. 8.25% 2020	2,292	2,573
Associated Banc-Corp 5.125% 2016	5,500	5,527
Tesco PLC 5.50% 20174	4,950	5,497
Bausch & Lomb Inc. 9.875% 2015	5,050	5,441
Allison Transmission Holdings, Inc. 11.00% 20154	3,500	3,815
Allison Transmission Holdings, Inc. 11.25% 20153,4,7	1,488	1,624
France Télécom 4.375% 2014	1,390	1,494
France Télécom 2.125% 2015	4,020	3,939
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	5,300	5,396
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	4,990	5,389
Associated Materials, LLC 9.125% 20174	5,000	5,363
Revel Entertainment, Term Loan B, 9.00% 20182,3,6	5,500	5,360
Nalco Co. 8.25% 2017	2,000	2,195
Nalco Co. 6.625% 20194	3,000	3,101
Edison Mission Energy 7.50% 2013	155	155
Midwest Generation, LLC, Series B, 8.56% 20162	2,091	2,138
Edison Mission Energy 7.20% 2019	3,175	2,492
Edison Mission Energy 7.625% 2027	650	488
Marks and Spencer Group PLC 6.25% 20174	4,500	4,736
Marks and Spencer Group PLC 7.125% 20374	500	479
Sanmina-SCI Corp. 8.125% 2016	5,000	5,200
NCL Corp. Ltd. 11.75% 2016	3,975	4,611
NCL Corp. Ltd. 9.50% 20184	550	582
Nordea Bank, Series 2, 3.70% 20144	5,000	5,182
LightSquared, Term Loan B, 12.00% 20142,6,7	5,265	5,170
Sierra Pacific Resources 6.75% 2017	545	562
NV Energy, Inc 6.25% 2020	4,500	4,602
Tenet Healthcare Corp. 7.375% 2013	2,185	2,305
Tenet Healthcare Corp. 9.25% 2015	2,555	2,826
International Lease Finance Corp., Series Q, 5.75% 2011	1,470	1,483
International Lease Finance Corp. 5.00% 2012	975	995
International Lease Finance Corp., Series R, 5.30% 2012	990	1,012
International Lease Finance Corp., Series R, 5.35% 2012	585	597
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,040
Cricket Communications, Inc. 10.00% 2015	1,325	1,461
Cricket Communications, Inc. 7.75% 2016	3,425	3,656
Banco Mercantil del Norte, SA 6.135% 20163,4	1,500	1,508
Banco Mercantil del Norte, SA 6.862% 20213,4	3,500	3,592
Radio One, Inc., Term Loan B, 7.50% 20162,3,6	5,000	5,072
CSC Holdings, Inc. 8.50% 2014	4,500	5,068
Limited Brands, Inc. 7.00% 2020	4,725	5,026
Target Corp. 6.00% 2018	4,375	5,014
Venezuela (Republic of) 9.25% 2027	2,315	1,719
Venezuela (Republic of) 9.25% 2028	780	532
Venezuela (Republic of) 9.375% 2034	4,025	2,757
Ashtead Group PLC 8.625% 20154	1,915	2,008
Ashtead Capital, Inc. 9.00% 20164	2,750	2,908
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	4,655	4,851
Ply Gem Industries, Inc. 8.25% 20184	4,675	4,827
Constellation Brands, Inc. 7.25% 2017	4,410	4,807
Zions Bancorporation 5.65% 2014	3,375	3,443
Zions Bancorporation 7.75% 2014	1,239	1,347
PTS Acquisition Corp. 9.50% 20153,7	4,636	4,781
Voto-Votorantim Ltd 6.75% 20214	4,450	4,739
VWR Funding, Inc., Series B, 10.25% 20153,7	4,434	4,711
Smithfield Foods, Inc. 10.00% 2014	3,000	3,548
Smithfield Foods, Inc. 7.75% 2017	1,075	1,161
Province of Buenos Aires 10.875% 20212,4	5,000	4,698
Continental Resources Inc. 8.25% 2019	725	806
Continental Resources Inc. 7.375% 2020	425	459
Continental Resources Inc. 7.125% 2021	3,200	3,416
Cardinal Health, Inc. 4.625% 2020	4,680	4,664
Russian Federation 7.50% 20302	3,962	4,649
NBC Universal, Inc. 5.15% 20204	4,500	4,646
Time Warner Inc. 4.75% 2021	2,320	2,309
AOL Time Warner Inc. 7.625% 2031	1,995	2,308
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	4,500	4,612
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	704	832
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20184	3,500	3,771
Tower Automotive Holdings 10.625% 20174	4,027	4,510
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	4,250	4,501
Government National Mortgage Assn. 3.50% 20252	2,425	2,472
Government National Mortgage Assn. 3.50% 20252	1,955	1,992
Nortek Inc. 10.00% 20184	4,050	4,384
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.733% (undated)2,3	4,000	4,366
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	3,700	3,848
Navios Maritime Holdings Inc. 8.125% 20194	500	506
Accellent Inc. 8.375% 2017	4,000	4,310
GlaxoSmithKline Capital Inc. 4.85% 2013	4,000	4,306
NXP BV and NXP Funding LLC 3.053% 20133	1,075	1,070
NXP BV and NXP Funding LLC 9.50% 2015	1,970	2,098
NXP BV and NXP Funding LLC 9.75% 20184	1,000	1,125
Ingles Markets, Inc. 8.875% 2017	3,950	4,261
Neiman Marcus Group, Inc. 9.00% 20153,7	3,049	3,201
Neiman Marcus Group, Inc. 10.375% 2015	1,000	1,059
Synovus Financial Corp. 5.125% 2017	4,556	4,255
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432,3	2,575	2,777
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20452	1,375	1,476
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,196
FMG Resources 7.00% 20154	4,000	4,170
Orascom Telecom 7.875% 20144	3,980	4,109
CoBank ACB 7.875% 20184	430	484
CoBank ACB 0.91% 20223,4	4,275	3,613
Chevron Corp. 4.95% 2019	3,700	4,089
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20462	3,790	4,087
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,076
PTT Exploration & Production Ltd 5.692% 20214	4,045	4,057
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	1,084	1,142
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	250	265
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,429	2,622
Concho Resources Inc. 8.625% 2017	1,250	1,388
Concho Resources Inc. 7.00% 2021	2,500	2,638
Abbott Laboratories 5.875% 2016	3,435	3,936
Staples, Inc. 9.75% 2014	3,250	3,904
Crown Castle International Corp. 9.00% 2015	2,525	2,796
Crown Castle International Corp. 7.75% 20174	500	548
Crown Castle International Corp. 7.125% 2019	500	526
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	3,500	3,854
Devon Energy Corp. 6.30% 2019	3,280	3,850
Development Bank of Singapore Ltd. 7.125% 20114	3,800	3,824
Schering-Plough Corp. 6.00% 2017	3,275	3,783
South Korean Government 5.75% 2014	3,400	3,710
Unum Group 5.625% 2020	3,600	3,665
Digicel Group Ltd. 12.00% 2014	300	353
Digicel Group Ltd. 12.00% 20144	200	235
Digicel Group Ltd. 8.875% 20154	2,000	2,093
Digicel Group Ltd. 10.50% 20184	850	978
MacDermid 9.50% 20174	3,350	3,576
Barclays Bank PLC 5.125% 2020	3,500	3,567
Kansas City Southern Railway Co. 13.00% 2013	520	618
Kansas City Southern Railway Co. 8.00% 2015	2,625	2,861
Egypt (Arab Republic of) 5.75% 20204	1,675	1,637
Egypt (Arab Republic of) 6.875% 20404	2,000	1,840
Rouse Co. 5.375% 2013	1,500	1,511
Rouse Co. 6.75% 20134	1,875	1,948
Public Service Co. of Colorado 3.20% 2020	3,675	3,423
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	3,420
LBI Escrow Corp 8.00% 20174	3,037	3,356
Burlington Northern Santa Fe LLC 5.75% 2018	1,160	1,294
Burlington Northern Santa Fe LLC 4.70% 2019	1,960	2,050
Energy Transfer Partners, LP 7.50% 2020	3,050	3,332
Needle Merger Sub Corp. 8.125% 20194	3,265	3,314
ACE INA Holdings Inc. 5.875% 2014	1,510	1,677
ACE INA Holdings Inc. 2.60% 2015	1,625	1,581
SLM Corp., Series A, 0.533% 20113	1,250	1,237
SLM Corp., Series A, 5.45% 2011	2,000	2,004
Williams Companies, Inc. 7.875% 2021	1,315	1,640
Williams Companies, Inc. 8.75% 2032	1,200	1,557
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	3,000	3,187
Thomson Reuters Corp. 5.95% 2013	1,750	1,929
Thomson Reuters Corp. 6.50% 2018	1,085	1,258
H&E Equipment Services, Inc. 8.375% 2016	3,000	3,169
International Paper Co. 7.30% 2039	2,810	3,154
Forest Oil Corp. 7.25% 2019	3,000	3,150
Quintiles Transnational 9.50% 20143,4,7	3,030	3,106
Serena Software, Inc. 10.375% 2016	2,936	3,105
Grifols Inc 8.25% 20184	3,000	3,094
ConvaTec Healthcare 10.50% 20184	2,905	3,065
Peugeot SA 4.375% 20164	3,000	2,989
News America Inc. 6.15% 20414	3,000	2,985
Lehman Brothers Holdings Inc., Series I, 6.875% 201810	11,100	2,969
UDR, Inc., Series A, 5.25% 2015	2,680	2,815
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,806
Advanced Micro Devices, Inc. 8.125% 2017	2,625	2,743
StatoilHydro ASA 5.25% 2019	2,500	2,734
ArcelorMittal 5.50% 2021	2,765	2,730
PETCO Animal Supplies, Inc. 9.25% 20184	2,500	2,688
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	2,500	2,581
Delhaize Group 6.50% 2017	500	563
Delhaize Group 5.70% 2040	2,129	1,952
Seneca Gaming Corp. 8.25% 20184	2,400	2,484
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20232	2,225	2,458
Dollar General Corp. 11.875% 20173,7	2,059	2,383
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,075	2,290
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,835	2,209
PETRONAS Capital Ltd. 7.00% 20124	2,050	2,181
Express Scripts Inc. 5.25% 2012	2,080	2,180
AES Panamá, SA 6.35% 20164	2,000	2,132
Coventry Health Care, Inc. 6.125% 2015	2,000	2,115
New York Life Global Funding 4.65% 20134	1,940	2,067
Charles Schwab Corp., Series A, 6.375% 2017	1,775	2,058
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,043
Cisco Systems, Inc. 0.559% 20143	2,000	2,008
Home Depot, Inc. 4.40% 2021	1,000	1,000
Home Depot, Inc. 5.875% 2036	1,000	997
Rockwood Specialties Group, Inc. 7.50% 2014	1,825	1,877
Banque Centrale de Tunisie 7.375% 2012	1,750	1,838
TNK-BP Finance SA 7.50% 20164	1,500	1,688
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,680
JSC BTA Bank 10.75%/12.50% 20182,4,9	1,165	1,242
JSC BTA Bank 0% 20204	2,406	208
JSC BTA Bank 7.20% 20252,4	264	180
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 20152	1,500	1,608
POSCO 4.25% 20204	1,700	1,600
Colombia (Republic of) Global 10.375% 2033	484	730
Colombia (Republic of) Global 7.375% 2037	715	853
Fox Acquisition LLC 13.375% 20164	1,330	1,480
Husky Energy Inc. 5.90% 2014	1,300	1,441
Kohl's Corp. 6.25% 2017	1,000	1,147
Kohl's Corp. 6.00% 2033	270	280
CNA Financial Corp. 7.35% 2019	1,200	1,357
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20282	1,125	1,210
Northwest Airlines, Inc., Term Loan B, 3.81% 20132,3,6	283	271
Northwest Airlines, Inc., Term Loan A, 2.06% 20182,3,6	980	875
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20382	1,100	1,138
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 20422,3	1,092	1,128
Canadian National Railway Co. 4.95% 2014	1,000	1,089
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.174% 20442,3	1,000	1,077
General Electric Co. 5.00% 2013	1,000	1,066
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 20382	960	976
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 20142	881	919
Huntington Ingalls Industries Inc. 7.125% 20214	790	828
McKesson Corp. 3.25% 2016	740	746
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	550	565
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	153	147
Rite Aid Corp. 9.75% 2016	570	636
Jackson National Life Global 5.375% 20134	560	603
Atlas Copco AB 5.60% 20174	500	530
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 20202	409	413
Local T.V. Finance LLC, Term Loan B, 2.31% 20132,3,6	274	267
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,4,8	237	242
Iraq (Republic of) 5.80% 20282,4	250	231
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 20312	232	224
Hawaiian Telcom, Inc. 9.00% 20152,3,6,7	215	220
ONO Finance II PLC 10.875% 20194	150	161
		4,382,638

Total bonds & notes (cost: $10,459,157,000)		11,019,990

Preferred securities — 0.14%

U.S. DOLLARS — 0.12%
BNP Paribas 7.195%3,4	5,200	5,044
RBS Capital Trust II 6.425% noncumulative trust3,11	6,475	4,856
HVB Funding Trust III 9.00% 20314	1,810	1,783
Lloyds Banking Group PLC 6.657% preference shares3,4,11	1,115	898
QBE Capital Funding II LP 6.797%3,4	750	671
		13,252

MISCELLANEOUS — 0.02%
Other preferred securities in initial period of acquisition		2,622

Total preferred securities (cost: $12,669,000)		15,874

		Value
Common stocks — 0.02%	Shares	(000)

U.S. DOLLARS — 0.02%
Cooper-Standard Holdings Inc.4,11	33,712	US$ 1,467
Cooper-Standard Holdings Inc.4,11	6,810	296
Atrium Corp.8,11,12	191	17
		1,780

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		188

Total common stocks (cost: $1,414,000)		1,968

Warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20174,11	2,837	72

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		65

Total warrants (cost: $1,197,000)		137

	Principal amount
Short-term securities — 4.79%	(000)

Freddie Mac 0.19%–0.21% due 8/17–11/18/2011	US$123,400	123,277
National Australia Funding (Delaware) Inc. 0.245% due 4/1/20114	60,200	60,200
Rabobank USA Financial Corp. 0.24% due 7/5/2011	53,200	53,166
Fannie Mae 0.10% due 5/9/2011	35,000	34,996
General Electric Capital Services, Inc. 0.18% due 5/6/2011	35,000	34,994
Turkey (Republic of) 0% due 1/25/2012	TRY50,275	30,434
Bank of Nova Scotia 0.225% due 5/16/2011	US$30,000	29,991
Coca-Cola Co. 0.22% due 7/21/20114	30,000	29,976
Federal Home Loan Bank 0.10% due 5/4/2011	28,500	28,497
Jupiter Securitization Co., LLC 0.20% due 4/19/20114	27,400	27,397
Toronto-Dominion Holdings USA Inc. 0.195% due 4/25/20114	27,000	26,996
Novartis Securities Investment Ltd. 0.20% due 4/11/20114	25,000	24,999
KfW 0.27% due 4/15/20114	23,600	23,598
International Bank for Reconstruction and Development 0.20% due 4/6/2011	16,200	16,200
American Honda Finance Corp. 0.19% due 4/5/2011	15,000	15,000

Total short-term securities (cost: $559,347,000)		559,721

Total investment securities (cost: $11,033,784,000)		11,597,690
Other assets less liabilities		89,020

Net assets		US$11,686,710

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,142,648,000, which represented 9.78% of the net assets of the fund.

5All or a portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $7,951,000, which represented .07% of the net assets of the fund.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $49,189,000, which represented .42% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,269,000, which represented .03% of the net assets of the fund.
9Step bond; coupon rate will increase at a later date.
10Scheduled interest and/or principal payment was not received.
11Security did not produce income during the last 12 months.

12Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of $17,000) may be subject to legal or contractual restrictions on resale.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-931-0511O-S25575

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 31, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: May 31, 2011